                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182008
                    Columbus, Ohio 43218-2008, 1-800-321-9332
                               TDD 1-800-238-3035
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

The Contracts described in this prospectus are Flexible Purchase Payment Contracts and such Contracts may be issued as either individual or group contracts. In those states where Contracts are issued as group contracts, references throughout this prospectus to "Contract(s)" will also mean "Certificate(s)."

The Contracts are sold for use in retirement plans which may qualify for special federal tax-treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are sold as: Non-Qualified Contracts; IRAs; Roth IRAs; Simple IRAs; SEP IRAs; Tax Sheltered Annuities (Non-ERISA); and Charitable Remainder Trusts ("CRTs"). Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-9 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. The Underlying Mutual Funds may be sold directly to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

          AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE
                   AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

  American Century VP Income & Growth        American Century VP International

                            American Century VP Value

                                     DREYFUS

               The Dreyfus Socially Responsible Growth Fund, Inc.

                         Dreyfus Stock Index Fund, Inc.

        Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND

 VIP Equity-Income Portfolio: Service Class    VIP Growth Portfolio: Service Class

 VIP High Income Portfolio: Service Class*     VIP Overseas Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

                   VIP II Contrafund Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCT FUND III

              VIP III Growth Opportunities Portfolio: Service Class

                                 MORGAN STANLEY

     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio

    Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities
                                   Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                 Capital Appreciation Fund Government Bond Fund

                       Money market Fund Total Return Fund

                            Nationwide Balanced Fund

                          Nationwide Equity Income Fund

                          Nationwide Global Equity Fund

                        Nationwide High Income Bond Fund*

                        Nationwide Multi Sector Bond Fund

                     Nationwide Select Advisers Mid Cap Fund

                         Nationwide Small Cap Value Fund

                          Nationwide Small Company Fund

                        Nationwide Strategic Growth Fund

                         Nationwide Strategic Value Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

        AMT Guardian Portfolio             AMT Mid-Cap Growth Portfolio

                             AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                       Oppenheimer Aggressive Growth Fund

    Oppenheimer Growth Fund                  Oppenheimer Growth & Income Fund

                        VAN ECK WORLDWIDE INSURANCE TRUST

    Worldwide Emerging Markets Fund              Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST

    Growth & Income Portfolio                 International Equity Portfolio

                         Post-Venture Capital Portfolio

*These Underlying Mutual Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated October 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-321-9332, or by writing P.O. Box 182008, Columbus, Ohio 43218-2008.

Purchase Payments not allocated to the Variable Account may be allocated to either the Fixed Account or to the Guaranteed Term Options ("GTOs"). GTOs are available under the Contracts described in this prospectus and provide for the crediting of a guaranteed interest rate over a selected period (three, five, seven or ten years), so long as no Distributions occur prior to the end of the period. Prospectuses for the GTOs, as well as for each of the Underlying Mutual Fund options identified above, can be obtained without charge by calling 1-800-321-9332, TDD 1-800-238-3035, or by writing to P.O. Box 182008, Columbus,
Ohio, 43218-2008.

PLEASE NOTE THAT GTOs AND OTHER BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT WWW.BESTOFAMERICA.COM.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                 THE DATE OF THIS PROSPECTUS IS OCTOBER 1, 1998.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments at Annuitization and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Payment Annuity payments.

BENEFICIARY- The person or entity who may receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may only be named for Non-Qualified Contracts.

CONTINGENT BENEFICIARY- The person or entity designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization if there is no Joint Owner. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may only be named for Non-Qualified Contracts.

CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER- The person or entity who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person or entity named as Owner on the Data Page, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held in the Fixed Account, plus any amount held under GTOs, which may be subject to a Market Value Adjustment.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISABILITY/DISABLED- An individual is considered to have a Disability (to be Disabled) if he or she is unable to engage in any substantial gainful activity by reason of a medically determined physical or mental impairment which can be expected to result in death or to be of a long-continued and indefinite duration. The Contract Owner may be required to provide proof of Disability which is satisfactory to the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED TERM OPTION ("GTO")- An investment option offered under the Contract which provide a guaranteed interest rate over certain maturity durations (three, five, seven and ten years) so long as certain conditions are met. Amounts allocated to a GTO may be subject to a Market Value Adjustment ("MVA") if distributed for any reason prior to the end of the selected term, resulting in an upward or downward adjustment in the Distribution proceeds. GTOs are not part of the Variable Account (or the Fixed Account) and are not subject to Variable Account Charges but may be subject to CDSC if otherwise applicable. GTOs are not available during the Annuitization phase of the Contracts and may not be available in every jurisdiction. The minimum amount which may be allocated to a GTO is $1,000.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

HOSPITAL- A state licensed facility which is operated as a Hospital according to the laws of the jurisdiction in which it is located.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs which qualify for favorable tax treatment under Section 408A of the Code or Simple IRAs which qualify for favorable tax treatment under Section 408(p) of the Code.

INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account or a GTO, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later. The Interest Rate Guarantee Period does not in any way refer to interest rate crediting practices employed by the Company with respect to GTOs.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

LONG TERM CARE FACILITY- A state licensed skilled nursing facility or intermediate care facility.

MARKET VALUE ADJUSTMENT ("MVA")- The upward or downward adjustment in value of amounts allocated to a GTO which are distributed prior to maturity for any reason.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under the provisions of Sections 401 and 403(a) (Qualified Plans), 408
(IRAs), 408A (Roth IRAs), 408(k) (SEP IRAs), 408(p) (Simple IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PHYSICIAN- A person who is a state licensed Medical Doctor or Doctor of Osteopathic Medicine providing medical care or treatment within the scope of that license.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Variable Account, Fixed Account, GTO, or among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Code.

STANDARD CONTRACTUAL DEATH BENEFIT- The Death Benefit provided under the Contract when neither of the optional Death Benefit Riders is chosen. The Standard Contractual Death Benefit is the Five-Year Reset Death Benefit. This Death Benefit does NOT include any Long Term Care Facility benefits.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

TERMINAL ILLNESS- A diagnosis of an illness by a Physician which is expected to result in a death within 12 months of diagnosis. The diagnosis of "Terminal Illness" must occur after the Contract has been issued.

UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.

VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.



                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.............................................................................................4
SUMMARY OF STANDARD CONTRACT EXPENSES.................................................................................9
ADDITIONAL CONTRACT OPTIONS..........................................................................................10
UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............................................................................11
EXAMPLE..............................................................................................................13
SYNOPSIS.............................................................................................................15
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................16
NATIONWIDE ADVISORY SERVICES, INC....................................................................................16
THE VARIABLE ACCOUNT.................................................................................................16
         Underlying Mutual Fund Options..............................................................................17
         Voting Rights...............................................................................................17
         Substitution of Securities..................................................................................18
GTO ALLOCATIONS......................................................................................................18
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................18
         Variable Account Charges....................................................................................18
         Mortality and Expense Risk Charges..........................................................................18
         Optional Death Benefit Charges..............................................................................19
         Contract Maintenance Charge.................................................................................19
         Contingent Deferred Sales Charge ("CDSC")...................................................................19
           -Five Year CDSC Option for Roth IRAs......................................................................19
         Waiver of CDSC (Available for all Contracts)................................................................20
         Waiver of CDSC Options......................................................................................20
           -Additional Withdrawal Without Charge and Disability Waiver...............................................20
           -Additional CDSC Waiver Options for Tax Sheltered Annuities...............................................21
               -10 Year and Disability Waiver .......................................................................21
               -Hardship Waiver......................................................................................21
         Long Term Care Facility Provisions..........................................................................21
         Premium Taxes...............................................................................................21
OPERATION OF THE CONTRACT............................................................................................22
         Investments of the Variable Account.........................................................................22
         Allocation of Purchase Payments and Contract Value..........................................................22
         Value of an Accumulation Unit...............................................................................22
         Net Investment Factor.......................................................................................22
         Determining the Contract Value..............................................................................23
         Right to Revoke.............................................................................................23
         Transfers...................................................................................................23
         Contract Ownership..........................................................................................24
         Joint Ownership.............................................................................................25
         Contingent Ownership........................................................................................25
         Beneficiary.................................................................................................25
         Surrender (Redemption)......................................................................................26
         Surrenders Under a Tax Sheltered Annuity Contract...........................................................27
         Loan Privilege..............................................................................................27
         Assignment..................................................................................................29
CONTRACT OWNER SERVICES..............................................................................................29
         Asset Rebalancing...........................................................................................29
         Dollar Cost Averaging.......................................................................................29
         Systematic Withdrawals......................................................................................30
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.......................................................30
         Annuity Commencement Date...................................................................................30
         Annuitization ..............................................................................................31


         Fixed Payment Annuity- First and Subsequent Payments........................................................31
         Variable Payment Annuity - First and Subsequent Payments....................................................31
         Variable Payment Annuity - Assumed Investment Rate..........................................................31
         Variable Payment Annuity - Value of an Annuity Unit.........................................................31
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...................................31
         Frequency and Amount of Annuity Payments....................................................................31
         Annuity Payment Options.....................................................................................32
         Death of Contract Owner -Non-Qualified Contracts............................................................32
         Death of Annuitant - Non-Qualified Contracts................................................................32
         Death of the Contract Owner/Annuitant.......................................................................33
         Death Benefit Payment.......................................................................................33
           Five-Year Reset Death Benefit (Standard Contractual Death Benefit)........................................33
           One-Year Step Up Death Benefit (Option 1).................................................................33
           5% Enhanced Death Benefit (Option 2)......................................................................34
         Required Distributions for Non-Qualified Contracts..........................................................34
         Required Distributions for Tax Sheltered Annuities..........................................................35
         Required Distributions for IRAs.............................................................................36
         Required Distributions for Roth IRAs........................................................................36
FEDERAL TAX CONSIDERATIONS...........................................................................................37
         Federal Income Taxes........................................................................................37
         Puerto Rico.................................................................................................38
         Non-Qualified Contracts - Natural Persons as Contract Owners................................................38
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners............................................39
         IRAs and Tax Sheltered Annuities............................................................................40
         Roth IRAs...................................................................................................40
         Withholding.................................................................................................40
         Non-Resident Aliens.........................................................................................41
         Federal Estate, Gift, and Generation Skipping Transfer Taxes................................................41
         Charge for Tax..............................................................................................41
         Diversification.............................................................................................42
         Tax Changes.................................................................................................42
GENERAL INFORMATION..................................................................................................42
         Contract Owner Inquiries....................................................................................42
         Statements and Reports......................................................................................42
         Advertising.................................................................................................43
YEAR 2000 COMPLIANCE ISSUES..........................................................................................47
LEGAL PROCEEDINGS....................................................................................................47
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................48
APPENDIX A...........................................................................................................49
APPENDIX B...........................................................................................................50

                      SUMMARY OF STANDARD CONTRACT EXPENSES

The standard contractual expenses listed below are base expenses assessed to all Contract Owners unless Contract Owners meet certain available exceptions, or a Contract Owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of the lesser of
         Purchase Payments or amount surrendered).............................................  7%(1)

                                           Range of CDSC Over Time

                    Number of Completed Years from Date
                            of Purchase Payment                   CDSC Percentage
                                     0                                   7%
                                     1                                   7%
                                     2                                   6%
                                     3                                   5%
                                     4                                   4%
                                     5                                   3%
                                     6                                   2%
                                     7                                   0%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE....................................................$15(2)

VARIABLE ACCOUNT CHARGES (as a percentage of average account value)

     Mortality and Expense Risk Charges.......................................................1.10%
         Total Variable Account Charges.......................................................1.10%(3)

LOAN PROCESSING FEE...........................................................................$ 25(4)

(1) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

          (a) an amount equal to 10% of the total of all Purchase Payments made to this Contract; or

          (b) any amount withdrawn in order for this Contract to meet minimum distribution requirements under the Code.

     A Contract Owner may have additional free withdrawal privileges if a Withdrawal Waiver was chosen by the Contract Owner at the time of application (see "Additional Contract Options" and "Waiver of CDSC Options"). Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity plan. The standard CDSC-free withdrawal privileges are non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of CDSC (Available for All Contracts").

(2) The Contract Maintenance Charge is assessed annually to all Contracts which have a value of less than $25,000 on each Contract Anniversary. The Contract Maintenance Charge is waived for any Contract which has a value of $25,000 or more on any Contract Anniversary.

(3) The Variable Account Charges apply exclusively to allocations made to the Sub-Accounts and are assessed to the Sub-Accounts of all Contracts, regardless of Contract Value or which Contract options have been elected at the time of application. Variable Account Charges do not apply to, and will not be assessed against, allocations made to the Fixed Account or to the GTOs. The Variable Account Charges include the Five-Year Reset Death Benefit ("Standard Contractual Death Benefit") (see "Death Benefit Payment").

(4) The Loan Processing Fee is assessed at the time each loan is processed. Loans are only available to Contracts issued as Tax Sheltered Annuities (see "Loan Privilege").

                           ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to Contract Owners at the time of application in lieu of receiving the corresponding standard contract benefits. Should the Contract Owner choose an additional benefit(s), corresponding charges (as listed below), will be applied in addition to the Variable Account Charges. Such charges will apply exclusively to allocations made to the Sub-Accounts.

CDSC OPTION FOR ROTH IRAS

An applicant of a Roth IRA may choose a five year CDSC in lieu of receiving the standard seven year CDSC for additional 0.15% of the daily net assets of the Variable Account.

   - FIVE YEAR CDSC OPTION (Available for Contracts issued as Roth IRAs) (as a percentage of the daily net assets of the Variable Account)..............................................0.15%
     Total Variable Account Charges (including Five Year CDSC Option) .................................1.25%

                                          Range of Five Year CDSC Over Time
                    Number of Completed Years from Date of                          CDSC
                               Purchase Payment                                  Percentage

                                       0                                             7%
                                       1                                             7%
                                       2                                             6%
                                       3                                             4%
                                       4                                             2%
                                       5                                             0%

CDSC WAIVER OPTIONS

   - ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   In addition to the standard 10% free withdrawal without CDSC, an applicant may elect an additional 5% withdrawal without CDSC, which includes a Disability Waiver, in lieu of receiving the standard contract benefits for an additional 0.10% of the daily net assets of the Variable Account (see
   "Additional Withdrawal Without Charge and Disability Waiver").

     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER CHARGE.................................0.10%
       Total Variable Account Charges (including Additional Withdrawal Without Charge and Disability Waiver) .......................................................................1.20%

   - ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "Additional CDSC Waiver Options for Tax Sheltered
   Annuities").

       -10 YEAR AND DISABILITY WAIVER CHARGE  (Available only for Contracts issued as Tax Sheltered Annuities)..................................................................0.05%
             Total Variable Account Charges (including 10 Year and Disability Waiver) .................1.15%

       -HARDSHIP WAIVER CHARGE (Available only for Contracts issued as Tax Sheltered Annuities)........0.15%
             Total Variable Account Charges (including Hardship Waiver)................................1.25%

DEATH BENEFIT OPTIONS

An applicant may choose one of two Optional Death Benefits in lieu of receiving the Standard Five-Year Reset Death Benefit. The Optional Death Benefits are as follows:

     -OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)...............................................0.05%
       Total Variable Account Charges (including Option 1).............................................1.15%

     -OPTIONAL 5% ENHANCED DEATH BENEFIT (OPTION 2)....................................................0.10%
       Total Variable Account Charges (including Option 2).............................................1.20%



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other           12b-1         Total Mutual
                                                          Fees            Expenses           Fees         Fund Expenses

American Century Variable Portfolios, Inc. -              0.70%            0.00%             0.00%            0.70%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -              1.50%            0.00%             0.00%            1.50%
American Century VP International

American Century Variable Portfolios, Inc. -              1.00%            0.00%             0.00%            1.00%
American Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.        0.75%            0.01%             0.00%            0.76%

Dreyfus Stock Index Fund, Inc.                            0.25%            0.03%             0.00%            0.28%

Dreyfus Variable Investment Fund - Capital                0.75%            0.05%             0.00%            0.80%
Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio:  Service            0.50%            0.05%             0.10%            0.65%
Class,1

Fidelity VIP Growth Portfolio:  Service Class(1)          0.60%            0.07%             0.10%            0.77%

Fidelity VIP  High Income Portfolio:  Service Class       0.59%            0.11%             0.10%            0.80%

Fidelity VIP Overseas Portfolio:  Service Class(1)        0.75%            0.16%             0.10%            1.01%

Fidelity VIP II Contrafund Portfolio:  Service            0.60%            0.08%             0.10%            0.78%
Class(1)

Fidelity VIP III Growth Opportunities Portfolio:          0.60%            0.13%             0.10%            0.83%
Service Class(1)

Morgan Stanley Universal Funds, Inc. - Emerging           0.04%            1.26%             0.00%            1.30%
Markets Debt Portfolio(1)

NSAT- Capital Appreciation Fund                           0.60%            0.09%             0.00%            0.69%

NSAT- Government Bond Fund                                0.50%            0.08%             0.00%            0.58%

NSAT- Money Market Fund                                   0.40%            0.08%             0.00%            0.48%

NSAT- Total Return Fund                                   0.60%            0.07%             0.00%            0.67%

NSAT-Nationwide Balanced Fund(1)                          0.75%            0.15%             0.00%            0.90%

NSAT- Nationwide Equity Income Fund(1)                    0.80%            0.15%             0.00%            0.95%

NSAT- Nationwide Global Equity Fund(1)                    1.00%            0.20%             0.00%            1.20%

NSAT- Nationwide High Income Bond Fund(1)                 0.80%            0.15%             0.00%            0.95%

NSAT- Nationwide Multi-Sector Bond Fund(1)                0.75%            0.15%             0.00%            0.90%

NSAT- Nationwide Select Advisers Mid Cap Fund(1)          1.05%            0.15%             0.00%            1.20%

NSAT- Nationwide Small Cap Value Fund(1)                  0.90%            0.15%             0.00%            1.05%

NSAT- Nationwide Small Company Fund                       1.00%            0.11%             0.00%            1.11%

NSAT- Nationwide Strategic Growth Fund(1)                 0.90%            0.10%             0.00%            1.00%

NSAT- Nationwide Strategic Value Fund(1)                  0.90%            0.10%             0.00%            1.00%

Neuberger & Berman AMT Guardian Portfolio                 0.60%            0.40%             0.00%            1.00%

Neuberger & Berman AMT Mid-Cap Growth Portfolio           0.60%            0.40%             0.00%            1.00%

Neuberger & Berman AMT Partners Portfolio                 0.80%            0.06%             0.00%            0.86%

Oppenheimer Variable Account Funds - Oppenheimer          0.71%            0.02%             0.00%            0.73%
Aggressive Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer          0.73%            0.02%             0.00%            0.75%
Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer          0.75%            0.08%             0.00%            0.83%
Growth & Income Fund

Van Eck Worldwide Insurance Trust - Worldwide             0.80%            0.00%             0.00%            0.80%
Emerging Markets Fund(1)

Van Eck Worldwide Insurance Trust - Worldwide Hard        1.00%            0.17%             0.00%            1.17%
Assets Fund(1)

Van Kampen Life Investment Trust - Morgan Stanley         1.00%            0.07%             0.00%            1.07%
Real Estate Securities Portfolio

Warburg Pincus Trust - Growth & Income Portfolio(1)       0.65%            0.35%             0.00%            1.00%




                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONT.)
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
                                                       Management           Other            12b-1         Total Mutual
                                                          Fees            Expenses           Fees         Fund Expenses
Warburg Pincus Trust - International Equity               1.00%            0.35%             0.00%            1.35%
Portfolio(1)

Warburg Pincus Trust - Post-Venture Capital               1.07%            0.33%             0.00%            1.40%
Portfolio(1)

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted below, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

(1) The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio, 0.75% and 4.15% for NSAT-Nationwide Balanced Fund, 0.80% and 4.83% for NSAT- Nationwide Equity Income Fund, 1.00% and 1.84% for NSAT - Nationwide Global Equity Fund, 0.80% and 1.38% for NSAT- Nationwide High Income Bond Fund, 0.75% and 3.66% for NSAT-Nationwide Multi-Sector Bond Fund, 1.05% and 2.26% for NSAT-Nationwide Select Advisers Mid Cap Fund, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 0.90% and 5.43% for NSAT- Nationwide Strategic Growth Fund, 0.90% and 4.64% for NSAT-Nationwide Strategic Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund, 0.75% and 0.45% for Warburg Pincus Trust- Growth & Income Portfolio, 1.00% and 0.36% for Warburg Pincus Trust- International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust- Post-Venture Capital Portfolio.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $15 Contract Maintenance Charge to be expressed as a percentage of the average account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract at
                                the end of the applicable       Contract at the end of the      at the end of the applicable
                                       time period                 applicable time period               time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr. 3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

American Century Variable       83     122    156     261      23    71     122     261      *     71     122      261
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable       91     147    197     343      32    96     163     343      *     96     163      343
Portfolios, Inc. - American
Century VP International

American Century Variable       86     132    172     292      26    81     138     292      *     81     138      292
Portfolios, Inc. - American
Century VP Value

The Dreyfus Socially            83     124    159     267      24    73     125     267      *     73     125      267
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund,       78     109    133     216      19    58     99      216      *     58      99      216
Inc.

Dreyfus Variable Investment     84     125    161     272      24    74     127     272      *     74     127      272
Fund - Capital Appreciation
Portfolio

Fidelity VIP Equity-Income      82     122    155     259      23    71     121     259      *     71     121      259
Portfolio:  Service Class

Fidelity VIP Growth             84     125    161     271      24    74     127     271      *     74     127      271
Portfolio:  Service Class

Fidelity VIP  High Income       84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class

Fidelity VIP Overseas           86     132    173     294      26    81     139     294      *     81     139      294
Portfolio:  Service Class

Fidelity VIP II Contrafund      84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class

Fidelity VIP III Growth         84     127    163     276      25    76     129     276      *     76     129      276
Opportunities Portfolio:
Service Class

Morgan Stanley Universal        89     141    187     323      29    90     153     323      *     90     153      323
Funds, Inc. - Emerging
Markets Debt Portfolio

NSAT-Capital Appreciation       82     122    155     260      23    71     121     260      *     71     121      260
Fund

NSAT-Government Bond Fund       81     118    150     248      22    67     116     248      *     67     116      248

NSAT-Money Market Fund          80     115    144     237      21    64     110     237      *     64     110      237

NSAT-Total Return Fund          82     121    154     258      23    70     120     258      *     70     120      258

NSAT-Nationwide Balanced Fund   85     128    166     282      25    77     132     282      *     77     132      282

NSAT-Nationwide Equity          85     130    169     287      26    79     135     287      *     79     135      287
Income Fund

NSAT-Nationwide Global          88     138    182     313      28    87     148     313      *     87     148      313
Equity Fund

NSAT-Nationwide High Income     85     130    169     287      26    79     135     287      *     79     135      287
Bond Fund


                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract at
                                the end of the applicable       Contract at the end of the      at the end of the applicable
                                       time period                 applicable time period               time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr. 3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.


NSAT-Nationwide Multi-Sector    85     128    166     282      25    77     132     282      *     77     132      282
Bond Fund

NSAT-Nationwide Select          88     138    182     313      28    87     148     313      *     87     148      313
Advisers Mid-Cap Fund

NSAT-Nationwide Small Cap       86     133    174     298      27    82     140     298      *     82     140      298
Value Fund

NSAT-Nationwide Small           87     135    177     304      27    84     143     304      *     84     143      304
Company Fund

NSAT-Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Growth Fund

NSAT Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Value Fund

Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Guardian Portfolio

Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Mid-Cap Growth Portfolio

Neuberger & Berman AMT-         84     127    164     278      25    76     130     278      *     76     130      278
Partners Portfolio

Oppenheimer Variable Account    83     123    157     264      23    72     123     264      *     72     123      264
Funds - Oppenheimer
Aggressive Growth Fund

Oppenheimer Variable Account    83     124    159     266      24    73     125     266      *     73     125      266
Funds - Oppenheimer Growth
Fund

Oppenheimer Variable Account    84     126    163     275      24    75     129     275      *     75     129      275
Funds - Oppenheimer Growth &
Income Fund

Van Eck Worldwide Insurance     84     125    161     272      24    74     127     272      *     74     127      272
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance     88     137    180     310      28    86     146     310      *     86     146      310
Trust - Worldwide Hard
Assets Fund

Van Kampen Life Investment      86     134    175     300      27    83     141     300      *     83     141      300
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust -          86     132    172     292      26    81     138     292      *     81     138      292
Growth & Income Portfolio

Warburg Pincus Trust -          89     143    190     328      30    92     156     328      *     92     156      328
International Equity
Portfolio

Warburg Pincus Trust -          90     144    192     333      30    93     158     333      *     93     158      333
Post-Venture Capital
Portfolio

*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

The Example is calculated using the standard 7 year CDSC schedule and takes into consideration the maximum amount which could be assessed to a Contract (1.50%), with the election of the Additional Withdrawal Without Charge and Disability Waiver, the 10 Year and Disability Waiver, the Hardship Waiver, and the Optional 5% Enhanced Death Benefit (see "Additional Contract Options").

For those Contracts under which the maximum number of options have not been elected, the expenses in the Example will be reduced accordingly. The maximum amount which could be assessed to a Non-Qualified Contract or IRA is 1.30% of the daily net assets of the Variable Account. For a Contract issued as a Roth IRA, the maximum amount which could be assessed is 1.45% of the daily net assets of the Variable Account.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    SYNOPSIS

The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; (4) SEP IRAs; (5) Simple IRAs; (6) Tax Sheltered Annuities; and (7) Charitable Remainder Trusts.

The minimum annual Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s). The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC. The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. If the Contract Owner of a Roth IRA has elected the Five Year CDSC Option at the time of application, if any part of the Contract is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC which will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of the surrender request. There is an additional annual charge equal to 0.15% of the daily net assets of the Variable Account assessed for the election of the Five Year CDSC Option. These charges, when applicable, are imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

If, at the time of application, the Contract Owner elected an Additional Withdrawal Without Charge and Disability Waiver, the Company will deduct a charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

The Contract Owner of a Tax Sheltered Annuity may, at the time of application, elect a 10 Year and Disability Waiver and/or a Hardship Waiver. For Contract Owners which have made such an election, the Company will deduct a charge equal to an annual rate of 0.05% and/or 0.15% respectively, of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

For Contracts which have a Contract Value of less than $25,000 on each Contract Anniversary, the Company will deduct a Contract Maintenance Charge of $15 form the Contract Value. The Contract Maintenance Charge is waived for Contracts which have a Contract Value of $25,000 or more on each Contract Anniversary (see "Contract Maintenance Charge").

The Company will assess a Loan Processing Fee of $25 for each new loan processed (see "Loan Privilege").

The Company deducts Mortality and Expense Risk Charges equal to an annual rate of 1.10% of the daily net assets of the Variable Account for mortality risks assumed by the Company and as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Mortality and Expense Risk Charges").

If, at the time of application, the Contract Owner elected a Death Benefit Option, the Company will deduct either: (1) an Optional One-Year Step Up Death Benefit (Option 1) charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account; or (2) an Optional 5% Enhanced Death Benefit (Option 2) charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account, depending upon which Death Benefit Option was chosen (see "Optional Death Benefit Charges," "Long Term Care Facility Provisions" and "Death Benefit Payment" for additional information).

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on May 22, 1997 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-321-9332, TDD 1-800-238-3035, or writing P.O. Box 182008,
Columbus, Ohio 43218-2008.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                                 GTO ALLOCATIONS

GTOs are separate investment options under the Contract. GTOs provide a guaranteed rate of interest over four different maturity durations of three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any maturity duration selected, will be credited unless a Distribution from the GTO occurs for any reason. If a Distribution occurs, the proceeds will be subject to a MVA, resulting in either an upward or downward adjustment in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied if GTO allocations are held to maturity. Because every guaranteed term will end on the final day of a calendar quarter, the guaranteed term may last for up to 3 months beyond the 3, 5, 7 or 10 year anniversary of the allocation to the GTO.

The minimum amount of any allocation made to a GTO must be at least $1,000. Allocations to the GTOs are not subject to Variable Account Charges.

Generally, the MVA will reduce the value of distributed proceeds when prevailing interest rates are higher than the GTO rate in effect for the maturity duration elected. Conversely, when prevailing rates are lower than the GTO rate in effect, distribution proceeds will increase in value. The effect of a MVA should be carefully considered prior to surrender or transfer from allocations to a GTO.

GTOs are available only during the accumulation phase of a Contract and are not available as investment options during the Annuitization phase of a Contract. In addition, GTOs are not available for use in conjunction with Asset Rebalancing, Dollar Cost Averaging or Systematic Withdrawals.

A prospectus describing the GTOs must be read with this prospectus in the same manner that prospectuses for Underlying Mutual Fund options must be read with this prospectus. A prospectus for the GTOs may be obtained without charge by calling 1-800-321-9332, TDD 1-800-238-3035, or writing P.O. Box 182008,
Columbus, Ohio 43218-2008. GTOs MAY NOT BE AVAILABLE IN EVERY STATE
JURISDICTION.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

VARIABLE ACCOUNT CHARGES

The Variable Account is responsible for the following types of expenses: (1) mortality and expense risk charges associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts and guaranteeing that the Mortality and Expense Risk Charges described in this prospectus will not change regardless of actual expenses; and (2) any charges associated with optional Death Benefit and/or CDSC waiver options, if applicable. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account or to the GTOs are subject to CDSC and premium tax deductions, if applicable, but are not subject to the Variable Account Charges.

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts Mortality and Expense Risk Charges from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 1.10% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The expense risk component guarantees that the Company will not increase charges for administration of the Contracts regardless of its actual expenses.

OPTIONAL DEATH BENEFIT CHARGES

If a Death Benefit Option is chosen, the Company will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the Variable Account, depending upon which option was chosen (see "Death Benefit Payment"). These charges are designed to reimburse the Company for increased expenses and mortality risks.

CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge equal to $15 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. If the Contract Value on any Contract Anniversary (or on the date of surrender in any year in which the entire Contract Value is surrendered) is $25,000 or more, the Company will waive the Contract Maintenance Charge for that year. All Contract Maintenance Charge reductions will be based on objective underwriting guidelines which will be applied in a non-discriminatory manner.

The deduction of the Contract Maintenance Charge is made from each Sub-Account, the Fixed Account and the GTOs in the same proportion that the value in each Sub-Account, Fixed Account and GTOs bears to the total Contract Value. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person or where it is prohibited by state law.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a CDSC (see "Waiver of CDSC"). The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request.

The standard contractual CDSC applies as follows:

    NUMBER OF COMPLETED                 CDSC                 NUMBER OF COMPLETED                CDSC
     YEARS FROM DATE OF              PERCENTAGE              YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT                                        PURCHASE PAYMENT
             0                           7%                           4                          4%
             1                           7%                           5                          3%
             2                           6%                           6                          2%
             3                           5%                           7                          0%

     - FIVE YEAR CDSC OPTION FOR ROTH IRAs

     For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner of a Roth IRA may elect a Five Year CDSC Option. If this option is elected, any applicable CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of surrender request.

     The Five Year CDSC Option for Roth IRAs applies as follows:

    NUMBER OF COMPLETED                 CDSC
     YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT
             0                           7%
             1                           7%
             2                           6%
             3                           4%
             4                           2%
             5                           0%

The CDSC for either option, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Variable Account Charges and Contract Maintenance Charge, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages by the lesser of the amount surrendered or Purchase Payments made within 84 months prior to the date of the surrender request. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

WAIVER OF CDSC (AVAILABLE FOR ALL CONTRACTS)

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

     (a) an amount equal to 10% of the total of all Purchase Payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

     (1) upon the Annuitization of Contracts which have been in force for at least two years;

     (2) upon payment of a Death Benefit pursuant to the death of the Annuitant; or

     (3) from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of values among the Sub-Accounts or between and among the GTOs, the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC will be the larger of
(a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where

     (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments) and the Contract Value at the close of the day prior to the date of the withdrawal.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

In no event will elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

WAIVER OF CDSC OPTIONS

    -ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

    In addition to the 10% free withdrawal percentage, for an additional charge of 0.10% of the daily net assets of the Variable Account, the Contract Owner may elect the right to withdraw without CDSC an amount equal each year to an additional 5% of the sum of all Purchase Payments made to the Contract. This additional withdrawal benefit is non-cumulative.

    If such an election is made, CDSC will also be waived if a Contract Owner (or Annuitant if the Contract is owned by a non-natural owner) is Disabled after the Date of Issue and before attaining the age of 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

    -ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

        -10 YEAR AND DISABILITY WAIVER

        For an additional charge of 0.05% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner has been the owner of the Contract for 10 years and has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

        Under this provision, CDSC will also be waived if the Contract Owner becomes Disabled after the Date of Issue and prior to attaining age 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

        -HARDSHIP WAIVER

        For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner experiences a hardship (as defined for purposes of Code
        Section 401(k)). The Contract Owner may be required to provide proof of hardship which is satisfactory to the Company.

        If this waiver becomes effective, no additional Purchase Payments may be made to this Contract.

LONG TERM CARE FACILITY PROVISIONS

For those Contracts which have elected a Death Benefit Option at the time of application, the following Long Term Care Facility provisions also apply. Beginning at the third Contract Anniversary, surrender charges on withdrawals will not apply if a Contract Owner has been confined to a Long Term Care Facility or Hospital for a continuous 90 day period which has commenced any time after the Date of Issue. In addition, upon receipt of a Physician's letter at the Home Office, no surrender charges will be deducted upon withdrawals if any Contract Owner has been diagnosed by that Physician to have a Terminal Illness.

For those Contracts which have established a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights as Contract Owner for the purposes described in this provision. IF THE NON-NATURAL CONTRACT OWNER HAS NOT BEEN ESTABLISHED FOR THE BENEFIT OF A PERSON (E.G., THE CONTRACT OWNER IS A CORPORATION OR A TRUST FOR THE BENEFIT OF AN ENTITY), THE ANNUITANT MAY NOT EXERCISE THE RIGHTS DESCRIBED IN THIS PROVISION.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

PREMIUM TAXES

The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to the Fixed Account, GTOs or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s).

The cumulative total of all purchase payments under contracts issued by the Company on the life of any Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

       (a) is the net of:

           (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

           (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.

       (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

       (c) is a factor representing the Variable Account Charges, which may include any Contract options chosen. Such factor is equal to an annual rate ranging from 1.10% to 1.50% of the daily net assets of the Variable Account, depending on which Contract features were chosen by the Contract Owner at the time of application.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Variable Account Charges, including, if applicable, any optional charges.

DETERMINING THE CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units, amounts allocated and credited to the Fixed Account, and amounts allocated and credited to a GTO which may be subject to a Market Value Adjustment. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account and GTOs will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

The Contract Owner may request a transfer of up to 100% of the combined value of any GTO allocation and the Variable Account value to the Fixed Account, without penalty or adjustment. Transfers from a GTO prior to maturity are subject to a Market Value Adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the combined value of any GTO allocation and the Variable Account value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account or to a GTO. The amount that may be transferred from the Fixed Account to the Variable Account or to a GTO will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the

Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account (but not to GTOs) under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

     (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or

     (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distribution will be made as if the Contract Owner died at the time of such change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

If a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If the Contract Owner who is not also the Annuitant dies before the Annuitization Date, the surviving Joint Owner will become the Contract Owner.

CONTINGENT OWNERSHIP

The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. However, if a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

If the Contract Owner is a Charitable Remainder Trust, upon the death of the Annuitant, all interest in the Death Benefit proceeds will accrue to the Charitable Remainder Trust. Any designation which creates a conflict with the Charitable Remainder Trust's right to such interest will be void and of no effect.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account and GTOs equal to the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and from the Fixed Account and GTOs. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account and GTOs will be in the same proportion that the Contract Owner's interest in the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:

     (1)  the New York Stock Exchange ("Exchange") is closed;

     (2)  trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account net assets; or

     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares and Variable Account Charges.

Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a Plan Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A Plan Participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A Plan Participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such Plan Participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to Plan Participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act and to Plan Participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

     A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Code), may be executed only:

          1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
               Section 72(m)(7)); or

          2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

     B.   The surrender limitations described in Section A above also apply to:

          1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

     C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

LOAN PRIVILEGE

Prior to the Annuitization Date, the Contract Owner of a Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the plan, and the Code, which may impose restrictions on loans. The Company assesses a $25 Loan Processing Fee at the time each loan is processed. The Loan Processing Fee is taken from the Variable Account, Fixed Account and GTOs in the same proportion that the Contract Owners interest in the Variable Account, Fixed Account and GTOs bears to the total Contract Value.

Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limits will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will next be transferred from the Fixed Account. Any remaining required collateral will be transferred from the GTOs which may be subject to a Market Value Adjustment. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis. No loan repayments less than $1,000 are permitted into the GTOs. If the proportional share of the loan repayment to the GTOs is less than $1,000, that portion of the loan repayment will be allocated to the NSAT Money Market Fund, unless the Contract Owner directs the loan repayments to be directed to the Fixed Account or another available investment option under the Variable Account.

Amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1)  the Contract is surrendered;

     (2)  the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Tax Sheltered Annuity plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a Loan Processing Fee.

IRAs, Roth IRAs, SEP IRAs, Simple IRAs and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Tax Sheltered Annuity plan.

Asset Rebalancing is not available for assets held in the GTOs. Amounts transferred from the GTO prior to the expiration of the specified term are subject to a Market Value Adjustment.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Nationwide High Income Bond Fund, NSAT- Money Market Fund or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers will be processed until either the value in the originating Sub-Account(s) or the Fixed Account is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

Dollar Cost Averaging transfers may not be directed to GTOs.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Systematic Withdrawals are not available from the GTOs. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greatest of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn in order to meet minimum distribution requirements; or (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

      Contract Owner's                          Percentage of
            Age                                 Contract Value
   ------------------------                     --------------
       Under Age 59 1/2                               5%
   Age 59 1/2 through Age 61                          7%
   Age 62 through Age 64                              8%
   Age 65 through Age 74                             10%
      Age 75 and Over                                13%

If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Home Office. (In the case of Joint Owners, the older Owner's age will be used.) Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1)  an Annuity Payment Option; and

     (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an Annuity Payment Option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

       (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

       (2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Annuitant at the time the Annuity Payment Option was elected.

           Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the provisions of "Required Distributions for Non-Qualified Contracts."

DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:

       (1)   in a lump sum Distribution;

       (2)   as an annuity payout; or

       (3)   in any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and Annuitant are the same person, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the surviving Joint Owner, Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provision.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT

At the time of application, Contract Owners may select one of three Death Benefits available under the Contract as listed below (not all Death Benefit options may be available in all states at the time of application). If no selection is made at the time of application, the Death Benefit will be the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

     (1)  proper proof of the Annuitant's death;

     (2)  an election specifying the Distribution method; and

     (3)  any state required form(s).

     FIVE-YEAR RESET DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1)  the Contract Value;

          (2) the total of all Purchase Payments made to the Contract, less an adjustment for amounts surrendered; or

          (3) the Contract Value as of the most recent five year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     No additional charge will be assessed to the Contract Owner for election of the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

     ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1)  the Contract Value;

          (2) the total of all Purchase Payments, less an adjustment for amounts surrendered; or

          (3) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received after that Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.05% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

     5% ENHANCED DEATH BENEFIT (OPTION 2)

     If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

          (1)  the Contract Value;

          (2) or the total of all Purchase Payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each Purchase Payment or surrender to the most recent Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received since that Contract Anniversary.

     The total accumulated amount will not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.10% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

     1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

     2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

          (a) the death of the Annuitant will be treated as the death of any Contract Owner;

          (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

          (c) in either case, the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in
               Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Amounts in a Tax Sheltered Annuity will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of
Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:

         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity of the Annuitant.

If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, such payments will commence on the required beginning date, which is the later of:

     (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

     (b)  when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

     (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

     (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAs

Distributions from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

     (a) the Contract Owner's life or the joint lives of the Contract Owner and his or her spouse or designated beneficiary; or

     (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i)  treat the annuity as an IRA established for his or her benefit;
               or

          (ii) receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

     (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option may treat the Contract as his or her own in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:


          (i) treat the annuity as a Roth IRA established for his or her benefit; or

          (ii) receive Distribution of the account in substantially payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70 1/2; or

     (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) SEP IRAs; (4) Simple IRAs; (5) Tax Sheltered Annuities; and (6) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all the Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's Disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includible in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, Disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract

Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

     (a) acquired by the estate of a decedent by reason of the death of the decedent;

     (b) issued in connection with certain qualified retirement plans and individual retirement plans;

     (c)  used in connection with certain structured settlements;

     (d) purchased by an employer upon the termination of certain qualified retirement plans; or

     (e)  an immediate annuity.

IRAs AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from IRAs and Tax Sheltered Annuities should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code, as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRAs, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made:

          (i)  over the life (or life expectancy) of the Contract Owner;

          (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

          (iii) for a specified period of ten years or more; or

     (b)  a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

Individual Retirement Accounts and IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the Individual Retirement Account or IRA did not qualify for the desired tax treatment.

ROTH IRAs

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the Contract Owner may elect to include the income from rollovers in income ratably over the four year period commencing in 1998, or include the entire amount in income in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate which is presently 31% and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For all Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A Distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:

     (a) an individual who is two or more generations younger than the Contract Owner; or

     (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX

The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.

DIVERSIFICATION

The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contract owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner. If the failure to diversify is not corrected in this manner, the contract owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to the Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-321-9332, TDD
1-800-238-3035.

STATEMENTS AND REPORTS

The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also, from time to time, advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally, these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE STANDARD 7 YEAR CDSC SCHEDULE AND THE DEDUCTION OF ALL CHARGES WHICH COULD BE MADE TO THE CONTRACTS, IF ALL AVAILABLE OPTIONS WERE CHOSEN, EXCEPT FOR THE LOAN PROCESSING FEE AND PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the result of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in      Date Fund
                                                                                          the Variable    Available in
                                                           1 Year           5 Years          Account      the Variable
                 Sub-Account Option                      to 12/31/97      to 12/31/97      to 12/31/97       Account
American Century Variable Portfolios, Inc. -                N/A               N/A             19.56%          11/03/97
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -                N/A               N/A             -3.41%          11/03/97
American Century VP International

American Century Variable Portfolios, Inc. -                N/A               N/A             11.06%          11/03/97
American Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.          N/A               N/A              2.16%          11/03/97

Dreyfus Stock Index Fund, Inc.                              N/A               N/A             14.53%          11/03/97

Dreyfus Variable Investment Fund - Capital                  N/A               N/A              7.68%          11/03/97
Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio:  Service Class        N/A               N/A             14.13%          11/03/97

Fidelity VIP Growth Portfolio:  Service Class               N/A               N/A             -7.10%          11/03/97

Fidelity VIP  High Income Portfolio:  Service Class         N/A               N/A             -0.85%          11/03/97

Fidelity VIP Overseas Portfolio:  Service Class             N/A               N/A            -14.45%          11/03/97

Fidelity VIP II Contrafund Portfolio:  Service Class        N/A               N/A            -11.51%          11/03/97

Fidelity VIP III Growth Opportunities Portfolio:            N/A               N/A             18.84%          11/03/97
Service Class

Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             20.78%          11/03/97
Markets Debt Portfolio

NSAT- Capital Appreciation Fund                             N/A               N/A             17.70%          11/03/97

NSAT- Government Bond Fund                                  N/A               N/A              0.26%          11/03/97



                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in      Date Fund
                                                                                          the Variable    Available in
                                                           1 Year           5 Years          Account      the Variable
                 Sub-Account Option                      to 12/31/97      to 12/31/97      to 12/31/97       Account
NSAT- Money Market Fund                                     N/A               N/A             -4.56%          10/31/97

NSAT- Total Return Fund                                     N/A               N/A              7.17%          11/03/97

NSAT-Nationwide Balanced Fund                               N/A               N/A             -0.58%          11/03/97

NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.52%          11/03/97

NSAT- Nationwide Global Equity Fund                         N/A               N/A             -2.48%          11/03/97

NSAT- Nationwide High Income Bond Fund                      N/A               N/A              5.02%          11/03/97

NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A             -3.36%          11/03/97

NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A            -11.84%          11/03/97

NSAT- Nationwide Small Cap Value Fund                       N/A               N/A            -18.70%          11/03/97

NSAT- Nationwide Small Company Fund                         N/A               N/A            -29.26%          11/03/97

NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              4.44%          11/03/97

NSAT- Nationwide Strategic Value Fund                       N/A               N/A              0.55%          11/03/97

Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A             27.05%          11/03/97

Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A            159.13%          11/03/97

Neuberger & Berman AMT Partners Portfolio                   N/A               N/A             -0.46%          11/03/97

Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -32.95%          11/03/97
Aggressive Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -18.52%          11/03/97
Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A              8.35%          11/03/97
Growth & Income Fund

Van Eck Worldwide Insurance Trust - Worldwide               N/A               N/A            -59.61%          11/03/97
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard          N/A               N/A            -54.44%          11/03/97
Assets Fund

Van Kampen Life Investment Trust - Morgan Stanley           N/A               N/A             14.15%          11/03/97
Real Estate Securities Portfolio

Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A             16.79%          11/03/97

Warburg Pincus Trust - International Equity                 N/A               N/A            -36.42%          11/03/97
Portfolio

Warburg Pincus Trust - Post-Venture Capital                 N/A               N/A            -17.16%          11/03/97
Portfolio


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
American Century Variable Portfolios, Inc. -                N/A               N/A              7.52%          10/30/97
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -               16.71%             N/A              8.78%          05/02/94
American Century VP International

American Century Variable Portfolios, Inc. -               24.04%             N/A             21.17%          05/01/96
American Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.         26.36%             N/A             19.54%          10/06/93

Dreyfus Stock Index Fund, Inc.                             30.82%            17.79%           13.99%          09/29/89

Dreyfus Variable Investment Fund - Capital                 26.01%             N/A             17.96%          04/05/93
Appreciation Portfolio



                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective

Fidelity VIP Equity-Income Portfolio:  Service Class       25.99%            18.22%           14.90%          10/09/86

Fidelity VIP Growth Portfolio:  Service Class              21.45%            16.11%           15.35%          10/09/86

Fidelity VIP  High Income Portfolio:  Service Class        15.67%            12.09%           11.08%          09/19/85

Fidelity VIP Overseas Portfolio:  Service Class            9.73%             12.26%            7.87%          01/28/87

Fidelity VIP II Contrafund Portfolio:  Service Class       22.07%             N/A             26.14%          01/03/95

Fidelity VIP III Growth Opportunities Portfolio:           27.85%             N/A             24.56%          01/03/95
Service Class

Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             -0.04%          01/16/97
Markets Debt Portfolio

NSAT- Capital Appreciation Fund                            32.33%            17.06%           15.68%          04/15/92

NSAT- Government Bond Fund                                 7.87%             5.64%             7.51%          11/08/82

NSAT- Money Market Fund                                    3.53%             2.82%             3.91%          11/30/81

NSAT- Total Return Fund                                    27.34%            16.05%           13.80%          11/08/82

NSAT-Nationwide Balanced Fund                               N/A               N/A              1.20%          10/31/97

NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.51%          10/31/97

NSAT- Nationwide Global Equity Fund                         N/A               N/A              0.92%          10/31/97

NSAT- Nationwide High Income Bond Fund                      N/A               N/A              2.02%          10/31/97

NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A              0.79%          10/31/97

NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A             -0.51%          10/31/97

NSAT- Nationwide Small Cap Value Fund                       N/A               N/A             -1.86%          10/31/97

NSAT- Nationwide Small Company Fund                        15.44%             N/A             23.57%          10/23/95

NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              1.94%          10/31/97

NSAT- Nationwide Strategic Value Fund                       N/A               N/A              1.37%          10/31/97

Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A              4.95%          11/03/97

Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A             16.92%          11/03/97

Neuberger & Berman AMT Partners Portfolio                  29.13%             N/A             22.19%          03/22/94

Oppenheimer Variable Account Funds - Oppenheimer           9.87%             14.09%           14.41%          08/15/86
Aggressive Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer           24.67%            16.72%           14.85%          04/03/85
Growth Fund

Oppenheimer Variable Account Funds - Oppenheimer           30.38%             N/A             35.03%          07/05/95
Growth & Income Fund

Van Eck Worldwide Insurance Trust - Worldwide             -13.08%             N/A              3.50%          12/21/95
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard         -3.30%            13.30%            5.25%          09/01/89
Assets Fund

Van Kampen Life Investment Trust - Morgan Stanley          19.50%             N/A             25.85%          07/03/95
Real Estate Securities Portfolio

Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A              3.63%          10/31/87

Warburg Pincus Trust - International Equity                -3.87%             N/A              4.11%          06/30/95
Portfolio

Warburg Pincus Trust - Post-Venture Capital                11.49%             N/A              6.52%          09/30/96
Portfolio

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, the Company is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999. The Company has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant. As of the end of July 1998, the Company has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. The Company expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, the Company anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken should the Company's renovation and replacement strategies fall behind schedule.

The Company is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. The Company is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. The Company anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that can not be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, the Company is working with all external organizations (business partners) to assess Year 2000 issues associated with the exchange of electronic data. The Company has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. The Company has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, the Company anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life's policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). The plaintiffs in such lawsuit seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action in a federal court in Texas against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their Underlying Mutual Fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on the Company in the future.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                    PAGE

General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

                                   APPENDIX A

                                  FIXED ACCOUNT

Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

TRANSFERS

For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   APPENDIX B

              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS

THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

       -AMERICAN CENTURY VP INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       -AMERICAN CENTURY VP VALUE

       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

        -CAPITAL APPRECIATION PORTFOLIO

        Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

        - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

       -VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS

       Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt

Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND

       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

       -GOVERNMENT BOND FUND

       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

       -MONEY MARKET FUND

       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

                           SUBADVISED NATIONWIDE FUNDS

       -NATIONWIDE BALANCED FUND

       Subadviser:  Salomon Brothers Asset Management, Inc.

       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers

       Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       -NATIONWIDE EQUITY INCOME FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       -NATIONWIDE GLOBAL EQUITY FUND

       Subadviser:  J. P. Morgan Investment Management Inc.

       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       -NATIONWIDE HIGH INCOME BOND FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       -NATIONWIDE MULTI SECTOR BOND  FUND

       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers

       Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       -NATIONWIDE SELECT ADVISERS MID CAP FUND

       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE STRATEGIC GROWTH FUND

       Subadviser:  Strong Capital Management Inc.

       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       -NATIONWIDE STRATEGIC VALUE FUND

       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.

       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

       -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT MID-CAP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

       -OPPENHEIMER AGGRESSIVE GROWTH FUND (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")

       Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

       -OPPENHEIMER GROWTH & INCOME FUND

       Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

       -WORLDWIDE EMERGING MARKETS FUND

       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

       -WORLDWIDE HARD ASSETS FUND

       Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

       - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

        -GROWTH & INCOME PORTFOLIO

       Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

       -INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

       -POST-VENTURE CAPITAL PORTFOLIO

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998
      MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-321-9332, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a Contract described in the prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, the Company may waive any remaining Contingent Deferred Sales Charges on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT- Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is calculated using the standard 7 year CDSC schedule and reflects the deduction of a 1.10% Variable Account Charge and all additional charges which could be assessed if all available Contract options were chosen by the Contract Owner at the time of application. No deduction is made for the Loan Processing Fee and premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182437
                    Columbus, Ohio 43218-2437, 1-800-325-6434
                               TDD 1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

The Contracts described in this prospectus are Flexible Purchase Payment Contracts and such Contracts may be issued as either individual or group contracts. In those states where Contracts are issued as group contracts, references throughout this prospectus to "Contract(s)" will also mean "Certificate(s)."

The Contracts are sold for use in retirement plans which may qualify for special federal tax-treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are sold as: Non-Qualified Contracts; IRAs; Roth IRAs; Simple IRAs; SEP IRAs; Tax Sheltered Annuities (Non-ERISA); and Charitable Remainder Trusts ("CRTs"). Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-9 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. The Underlying Mutual Funds may be sold directly to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE
                   AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
 American Century VP Income & Growth          American Century VP International
                            American Century VP Value

                                     DREYFUS
               The Dreyfus Socially Responsible Growth Fund, Inc.
                         Dreyfus Stock Index Fund, Inc.
        Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP Equity-Income Portfolio: Service Class   VIP Growth Portfolio: Service Class
                    VIP High Income Portfolio: Service Class*
                     VIP Overseas Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                   VIP II Contrafund Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCT FUND III
              VIP III Growth Opportunities Portfolio: Service Class

                                 MORGAN STANLEY
     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio
          Van Kampen Life Investment Trust - Morgan Stanley Real Estate
                              Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
         Capital Appreciation Fund           Government Bond Fund
             Money market Fund                 Total Return Fund
                            Nationwide Balanced Fund
                          Nationwide Equity Income Fund
                          Nationwide Global Equity Fund

                        Nationwide High Income Bond Fund*
                        Nationwide Multi Sector Bond Fund
                     Nationwide Select Advisers Mid Cap Fund
                         Nationwide Small Cap Value Fund
                          Nationwide Small Company Fund
                        Nationwide Strategic Growth Fund
                         Nationwide Strategic Value Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
         AMT Guardian Portfolio       AMT Mid-Cap Growth Portfolio
                             AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                       Oppenheimer Aggressive Growth Fund
      Oppenheimer Growth Fund       Oppenheimer Growth & Income Fund

                        VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Emerging Markets Fund       Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST
      Growth & Income Portfolio       International Equity Portfolio
                         Post-Venture Capital Portfolio

*These Underlying Mutual Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated October 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-325-6434, or by writing P.O. Box 182437, Columbus, Ohio 43218-2437.

Purchase Payments not allocated to the Variable Account may be allocated to either the Fixed Account or to the Guaranteed Term Options ("GTOs"). GTOs are available under the Contracts described in this prospectus and provide for the crediting of a guaranteed interest rate over a selected period (three, five, seven or ten years), so long as no Distributions occur prior to the end of the period. Prospectuses for the GTOs, as well as for each of the Underlying Mutual Fund options identified above, can be obtained without charge by calling 1-800-325-6434, TDD 1-800-238-3035, or by writing to P.O. Box 182437, Columbus,
Ohio, 43218-2437.

PLEASE NOTE THAT GTOS AND OTHER BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT WWW.BESTOFAMERICA.COM.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                 THE DATE OF THIS PROSPECTUS IS OCTOBER 1, 1998.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments at Annuitization and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Payment Annuity payments.

BENEFICIARY- The person or entity who may receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may only be named for Non-Qualified Contracts.

CONTINGENT BENEFICIARY- The person or entity designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization if there is no Joint Owner. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may only be named for Non-Qualified Contracts.

CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER- The person or entity who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person or entity named as Owner on the Data Page, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held in the Fixed Account, plus any amount held under GTOs, which may be subject to a Market Value Adjustment.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISABILITY/DISABLED- An individual is considered to have a Disability (to be Disabled) if he or she is unable to engage in any substantial gainful activity by reason of a medically determined physical or mental impairment which can be expected to result in death or to be of a long-continued and indefinite duration. The Contract Owner may be required to provide proof of Disability which is satisfactory to the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED TERM OPTION ("GTO")- An investment option offered under the Contract which provide a guaranteed interest rate over certain maturity durations (three, five, seven and ten years) so long as certain conditions are met. Amounts allocated to a GTO may be subject to a Market Value Adjustment ("MVA") if distributed for any reason prior to the end of the selected term, resulting in an upward or downward adjustment in the Distribution proceeds. GTOs are not part of the Variable Account (or the Fixed Account) and are not subject to Variable Account Charges but may be subject to CDSC if otherwise applicable. GTOs are not available during the Annuitization phase of the Contracts and may not be available in every jurisdiction. The minimum amount which may be allocated to a GTO is $1,000.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

HOSPITAL- A state licensed facility which is operated as a Hospital according to the laws of the jurisdiction in which it is located.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs which qualify for favorable tax treatment under Section 408A of the Code or Simple IRAs which qualify for favorable tax treatment under Section 408(p) of the Code.

INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account or a GTO, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later. The Interest Rate Guarantee Period does not in any way refer to interest rate crediting practices employed by the Company with respect to GTOs.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

LONG TERM CARE FACILITY- A state licensed skilled nursing facility or intermediate care facility.

MARKET VALUE ADJUSTMENT ("MVA")- The upward or downward adjustment in value of amounts allocated to a GTO which are distributed prior to maturity for any reason.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under the provisions of Sections 401 and 403(a) (Qualified Plans), 408
(IRAs), 408A (Roth IRAs), 408(k) (SEP IRAs), 408(p) (Simple IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PHYSICIAN- A person who is a state licensed Medical Doctor or Doctor of Osteopathic Medicine providing medical care or treatment within the scope of that license.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Variable Account, Fixed Account, GTO, or among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Code.

STANDARD CONTRACTUAL DEATH BENEFIT- The Death Benefit provided under the Contract when neither of the optional Death Benefit Riders is chosen. The Standard Contractual Death Benefit is the Five-Year Reset Death Benefit. This Death Benefit does NOT include any Long Term Care Facility benefits.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

TERMINAL ILLNESS- A diagnosis of an illness by a Physician which is expected to result in a death within 12 months of diagnosis. The diagnosis of "Terminal Illness" must occur after the Contract has been issued.

UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.

VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...........................................................4
SUMMARY OF STANDARD CONTRACT EXPENSES...............................................9
ADDITIONAL CONTRACT OPTIONS........................................................10
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............................................11
EXAMPLE............................................................................13
SYNOPSIS...........................................................................15
NATIONWIDE LIFE INSURANCE COMPANY..................................................16
NATIONWIDE ADVISORY SERVICES, INC..................................................16
THE VARIABLE ACCOUNT...............................................................16
         Underlying Mutual Fund Options............................................17
         Voting Rights.............................................................17
         Substitution of Securities................................................18
GTO ALLOCATIONS....................................................................18
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS......................................18
         Variable Account Charges..................................................18
         Mortality and Expense Risk Charges........................................18
         Optional Death Benefit Charges............................................19
         Contract Maintenance Charge...............................................19
         Contingent Deferred Sales Charge ("CDSC").................................19
           -Five Year CDSC Option for Roth IRAs....................................19
         Waiver of CDSC (Available for all Contracts)..............................20
         Waiver of CDSC Options....................................................20
           -Additional Withdrawal Without Charge and Disability Waiver.............20
           -Additional CDSC Waiver Options for Tax Sheltered Annuities.............21
               -10 Year and Disability Waiver .....................................21
               -Hardship Waiver....................................................21
         Long Term Care Facility Provisions........................................21
         Premium Taxes.............................................................21
OPERATION OF THE CONTRACT..........................................................22
         Investments of the Variable Account.......................................22
         Allocation of Purchase Payments and Contract Value........................22
         Value of an Accumulation Unit.............................................22
         Net Investment Factor.....................................................22
         Determining the Contract Value............................................23
         Right to Revoke...........................................................23
         Transfers.................................................................23
         Contract Ownership........................................................24
         Joint Ownership...........................................................25
         Contingent Ownership......................................................25
         Beneficiary...............................................................25
         Surrender (Redemption)....................................................26
         Surrenders Under a Tax Sheltered Annuity Contract.........................27
         Loan Privilege............................................................27
         Assignment................................................................29
CONTRACT OWNER SERVICES............................................................29
         Asset Rebalancing.........................................................29
         Dollar Cost Averaging.....................................................29
         Systematic Withdrawals....................................................30
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.....................30
         Annuity Commencement Date.................................................30
         Annuitization ............................................................31

         Fixed Payment Annuity- First and Subsequent Payments......................31
         Variable Payment Annuity - First and Subsequent Payments..................31
         Variable Payment Annuity - Assumed Investment Rate........................31
         Variable Payment Annuity - Value of an Annuity Unit.......................31
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options.31
         Frequency and Amount of Annuity Payments..................................31
         Annuity Payment Options...................................................32
         Death of Contract Owner -Non-Qualified Contracts..........................32
         Death of Annuitant - Non-Qualified Contracts..............................32
         Death of the Contract Owner/Annuitant.....................................33
         Death Benefit Payment.....................................................33
           Five-Year Reset Death Benefit (Standard Contractual Death Benefit)......33
           One-Year Step Up Death Benefit (Option 1)...............................33
           5% Enhanced Death Benefit (Option 2)....................................34
         Required Distributions for Non-Qualified Contracts........................34
         Required Distributions for Tax Sheltered Annuities........................35
         Required Distributions for IRAs...........................................36
         Required Distributions for Roth IRAs......................................36
FEDERAL TAX CONSIDERATIONS.........................................................37
         Federal Income Taxes......................................................37
         Puerto Rico...............................................................38
         Non-Qualified Contracts - Natural Persons as Contract Owners..............38
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners..........39
         IRAs and Tax Sheltered Annuities..........................................40
         Roth IRAs.................................................................40
         Withholding...............................................................40
         Non-Resident Aliens.......................................................41
         Federal Estate, Gift, and Generation Skipping Transfer Taxes..............41
         Charge for Tax............................................................41
         Diversification...........................................................42
         Tax Changes...............................................................42
GENERAL INFORMATION................................................................42
         Contract Owner Inquiries..................................................42
         Statements and Reports....................................................42
         Advertising...............................................................43
YEAR 2000 COMPLIANCE ISSUES........................................................47
LEGAL PROCEEDINGS..................................................................47
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...........................48
APPENDIX A.........................................................................49
APPENDIX B.........................................................................50

                      SUMMARY OF STANDARD CONTRACT EXPENSES

The standard contractual expenses listed below are base expenses assessed to all Contract Owners unless Contract Owners meet certain available exceptions, or a Contract Owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES
     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of the lesser of Purchase Payments or amount surrendered)................7%(1)

                                   Range of CDSC Over Time
            Number of Completed Years from Date
                    of Purchase Payment                   CDSC Percentage
                             0                                   7%
                             1                                   7%
                             2                                   6%
                             3                                   5%
                             4                                   4%
                             5                                   3%
                             6                                   2%
                             7                                   0%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE..............................$15(2)

VARIABLE ACCOUNT CHARGES (as a percentage of average account value)
     Mortality and Expense Risk Charges.................................1.10%
         Total Variable Account Charges.................................1.10%(3)

LOAN PROCESSING FEE.....................................................$25(4)




(1) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

              (a) an amount equal to 10% of the total of all Purchase Payments made to this Contract; or

              (b) any amount withdrawn in order for this Contract to meet minimum distribution requirements under the Code.

         A Contract Owner may have additional free withdrawal privileges if a Withdrawal Waiver was chosen by the Contract Owner at the time of application (see "Additional Contract Options" and "Waiver of CDSC Options"). Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity plan. The standard CDSC-free withdrawal privileges are non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of CDSC (Available for All Contracts").

(2) The Contract Maintenance Charge is assessed annually to all Contracts which have a value of less than $25,000 on each Contract Anniversary. The Contract Maintenance Charge is waived for any Contract which has a value of $25,000 or more on any Contract Anniversary.

(3) The Variable Account Charges apply exclusively to allocations made to the Sub-Accounts and are assessed to the Sub-Accounts of all Contracts, regardless of Contract Value or which Contract options have been elected at the time of application. Variable Account Charges do not apply to, and will not be assessed against, allocations made to the Fixed Account or to the GTOs. The Variable Account Charges include the Five-Year Reset Death Benefit ("Standard Contractual Death Benefit") (see "Death Benefit Payment").

(4) The Loan Processing Fee is assessed at the time each loan is processed. Loans are only available to Contracts issued as Tax Sheltered Annuities (see "Loan Privilege").

                           ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to Contract Owners at the time of application in lieu of receiving the corresponding standard contract benefits. Should the Contract Owner choose an additional benefit(s), corresponding charges (as listed below), will be applied in addition to the Variable Account Charges. Such charges will apply exclusively to allocations made to the Sub-Accounts.

CDSC OPTION FOR ROTH IRAS

An applicant of a Roth IRA may choose a five year CDSC in lieu of receiving the standard seven year CDSC for additional 0.15% of the daily net assets of the Variable Account.

   - FIVE YEAR CDSC OPTION (Available for Contracts issued as Roth IRAs) (as a percentage of the daily net assets of the Variable Account).........................................................0.15%
     Total Variable Account Charges (including Five Year CDSC Option) ............................................1.25%

                        Range of Five Year CDSC Over Time
                    Number of Completed Years from Date of                          CDSC
                               Purchase Payment                                  Percentage
                                       0                                             7%
                                       1                                             7%
                                       2                                             6%
                                       3                                             4%
                                       4                                             2%
                                       5                                             0%

CDSC WAIVER OPTIONS

   - ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER
   In addition to the standard 10% free withdrawal without CDSC, an applicant may elect an additional 5% withdrawal without CDSC, which includes a
   Disability Waiver, in lieu of receiving the standard contract benefits for an additional 0.10% of the daily net assets of the Variable Account (see
   "Additional Withdrawal Without Charge and Disability Waiver").
     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER CHARGE............................................0.10%
       Total Variable Account Charges (including Additional Withdrawal Without Charge and Disability Waiver) ..................................................................................1.20%

   - ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES
   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "Additional CDSC Waiver Options for Tax Sheltered
   Annuities").

       -10 YEAR AND DISABILITY WAIVER CHARGE  (Available only for Contracts issued as Tax Sheltered Annuities).............................................................................0.05%
             Total Variable Account Charges (including 10 Year and Disability Waiver) ............................1.15%

       -HARDSHIP WAIVER CHARGE (Available only for Contracts issued as Tax Sheltered Annuities)...................0.15%
             Total Variable Account Charges (including Hardship Waiver)...........................................1.25%

DEATH BENEFIT OPTIONS

An applicant may choose one of two Optional Death Benefits in lieu of receiving the Standard Five-Year Reset Death Benefit. The Optional Death Benefits are as follows:

     -OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)..........................................................0.05%
       Total Variable Account Charges (including Option 1)........................................................1.15%

     -OPTIONAL 5% ENHANCED DEATH BENEFIT (OPTION 2)...............................................................0.10%
       Total Variable Account Charges (including Option 2)........................................................1.20%


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other            12b-1         Total Mutual
                                                          Fees            Expenses            Fees         Fund Expenses
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              0.70%            0.00%             0.00%            0.70%
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.50%            0.00%             0.00%            1.50%
American Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.00%            0.00%             0.00%            1.00%
American Century VP Value
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        0.75%            0.01%             0.00%            0.76%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            0.25%            0.03%             0.00%            0.28%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                0.75%            0.05%             0.00%            0.80%
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service            0.50%            0.05%             0.10%            0.65%
Class(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class(1)          0.60%            0.07%             0.10%            0.77%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class       0.59%            0.11%             0.10%            0.80%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class(1)        0.75%            0.16%             0.10%            1.01%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service            0.60%            0.08%             0.10%            0.78%
Class(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:          0.60%            0.13%             0.10%            0.83%
Service Class(1)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging           0.04%            1.26%             0.00%            1.30%
Markets Debt Portfolio(1)
------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                           0.60%            0.09%             0.00%            0.69%
------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                0.50%            0.08%             0.00%            0.58%
------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                   0.40%            0.08%             0.00%            0.48%
------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                   0.60%            0.07%             0.00%            0.67%
------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund(1)                          0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund(1)                    0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund(1)                    1.00%            0.20%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund(1)                 0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund(1)                0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund(1)          1.05%            0.15%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund(1)                  0.90%            0.15%             0.00%            1.05%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                       1.00%            0.11%             0.00%            1.11%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund(1)                 0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund(1)                  0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                 0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio           0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                 0.80%            0.06%             0.00%            0.86%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.71%            0.02%             0.00%            0.73%
Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.73%            0.02%             0.00%            0.75%
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.75%            0.08%             0.00%            0.83%
Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             0.80%            0.00%             0.00%            0.80%
Emerging Markets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard        1.00%            0.17%             0.00%            1.17%
Assets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley         1.00%            0.07%             0.00%            1.07%
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio(1)       0.65%            0.35%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------


                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONT.)
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other            12b-1         Total Mutual
                                                          Fees            Expenses            Fees         Fund Expenses
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity               1.00%            0.35%             0.00%            1.35%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital               1.07%            0.33%             0.00%            1.40%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------

     The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted below, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

(1) The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio, 0.75% and 4.15% for NSAT-Nationwide Balanced Fund, 0.80% and 4.83% for NSAT- Nationwide Equity Income Fund, 1.00% and 1.84% for NSAT-Nationwide Global Equity Fund, 0.80% and 1.38% for NSAT- Nationwide High Income Bond Fund, 0.75% and 3.66% for NSAT-Nationwide Multi-Sector Bond Fund, 1.05% and 2.26% for NSAT-Nationwide Select Advisers Mid Cap Fund, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 0.90% and 5.43% for NSAT- Nationwide Strategic Growth Fund, 0.90% and 4.64% for NSAT-Nationwide Strategic Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund, 0.75% and 0.45% for Warburg Pincus Trust- Growth & Income Portfolio, 1.00% and 0.36% for Warburg Pincus Trust- International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust- Post-Venture Capital Portfolio.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $15 Contract Maintenance Charge to be expressed as a percentage of the average account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                             If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                              at the end of the applicable    Contract at the end of the      at the end of the applicable
                                     time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
American Century Variable       83     122    156     261      23    71     122     261      *     71     122      261
Portfolios, Inc. - American
Century VP Income & Growth
---------------------------------------------------------------------------------------------------------------------------
American Century Variable       91     147    197     343      32    96     163     343      *     96     163      343
Portfolios, Inc. - American
Century VP International
---------------------------------------------------------------------------------------------------------------------------
American Century Variable       86     132    172     292      26    81     138     292      *     81     138      292
Portfolios, Inc. - American
Century VP Value
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            83     124    159     267      24    73     125     267      *     73     125      267
Responsible Growth Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,       78     109    133     216      19    58     99      216      *     58      99      216
Inc.
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     84     125    161     272      24    74     127     272      *     74     127      272
Fund - Capital Appreciation
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      82     122    155     259      23    71     121     259      *     71     121      259
Portfolio:  Service Class
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             84     125    161     271      24    74     127     271      *     74     127      271
Portfolio:  Service Class
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income       84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           86     132    173     294      26    81     139     294      *     81     139      294
Portfolio:  Service Class
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund      84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         84     127    163     276      25    76     129     276      *     76     129      276
Opportunities Portfolio:
Service Class
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal        89     141    187     323      29    90     153     323      *     90     153      323
Funds, Inc. - Emerging
Markets Debt Portfolio
---------------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation       82     122    155     260      23    71     121     260      *     71     121      260
Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund       81     118    150     248      22    67     116     248      *     67     116      248
---------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund          80     115    144     237      21    64     110     237      *     64     110      237
---------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund          82     121    154     258      23    70     120     258      *     70     120      258
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund   85     128    166     282      25    77     132     282      *     77     132      282
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Equity          85     130    169     287      26    79     135     287      *     79     135      287
Income Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Global          88     138    182     313      28    87     148     313      *     87     148      313
Equity Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide High Income     85     130    169     287      26    79     135     287      *     79     135      287
Bond Fund
---------------------------------------------------------------------------------------------------------------------------

                             If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                              at the end of the applicable    Contract at the end of the      at the end of the applicable
                                     time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Multi-Sector    85     128    166     282      25    77     132     282      *     77     132      282
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Select          88     138    182     313      28    87     148     313      *     87     148      313
Advisers Mid-Cap Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap       86     133    174     298      27    82     140     298      *     82     140      298
Value Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small           87     135    177     304      27    84     143     304      *     84     143      304
Company Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Value Fund
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Guardian Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Mid-Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         84     127    164     278      25    76     130     278      *     76     130      278
Partners Portfolio
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     123    157     264      23    72     123     264      *     72     123      264
Funds - Oppenheimer
Aggressive Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     124    159     266      24    73     125     266      *     73     125      266
Funds - Oppenheimer Growth
Fund
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    84     126    163     275      24    75     129     275      *     75     129      275
Funds - Oppenheimer Growth &
Income Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     84     125    161     272      24    74     127     272      *     74     127      272
Trust - Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     88     137    180     310      28    86     146     310      *     86     146      310
Trust - Worldwide Hard
Assets Fund
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      86     134    175     300      27    83     141     300      *     83     141      300
Trust - Morgan Stanley Real
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          86     132    172     292      26    81     138     292      *     81     138      292
Growth & Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          89     143    190     328      30    92     156     328      *     92     156      328
International Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          90     144    192     333      30    93     158     333      *     93     158      333
Post-Venture Capital
Portfolio
---------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

The Example is calculated using the standard 7 year CDSC schedule and takes into consideration the maximum amount which could be assessed to a Contract (1.50%), with the election of the Additional Withdrawal Without Charge and Disability Waiver, the 10 Year and Disability Waiver, the Hardship Waiver, and the Optional 5% Enhanced Death Benefit (see "Additional Contract Options").

For those Contracts under which the maximum number of options have not been elected, the expenses in the Example will be reduced accordingly. The maximum amount which could be assessed to a Non-Qualified Contract or IRA is 1.30% of the daily net assets of the Variable Account. For a Contract issued as a Roth IRA, the maximum amount which could be assessed is 1.45% of the daily net assets of the Variable Account.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    SYNOPSIS

The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; (4) SEP IRAs; (5) Simple IRAs; (6) Tax Sheltered Annuities; and (7) Charitable Remainder Trusts.

The minimum annual Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s). The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC. The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. If the Contract Owner of a Roth IRA has elected the Five Year CDSC Option at the time of application, if any part of the Contract is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC which will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of the surrender request. There is an additional annual charge equal to 0.15% of the daily net assets of the Variable Account assessed for the election of the Five Year CDSC Option. These charges, when applicable, are imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

If, at the time of application, the Contract Owner elected an Additional Withdrawal Without Charge and Disability Waiver, the Company will deduct a charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

The Contract Owner of a Tax Sheltered Annuity may, at the time of application, elect a 10 Year and Disability Waiver and/or a Hardship Waiver. For Contract Owners which have made such an election, the Company will deduct a charge equal to an annual rate of 0.05% and/or 0.15% respectively, of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

For Contracts which have a Contract Value of less than $25,000 on each Contract Anniversary, the Company will deduct a Contract Maintenance Charge of $15 form the Contract Value. The Contract Maintenance Charge is waived for Contracts which have a Contract Value of $25,000 or more on each Contract Anniversary (see "Contract Maintenance Charge").

The Company will assess a Loan Processing Fee of $25 for each new loan processed (see "Loan Privilege").

The Company deducts Mortality and Expense Risk Charges equal to an annual rate of 1.10% of the daily net assets of the Variable Account for mortality risks assumed by the Company and as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Mortality and Expense Risk Charges").

If, at the time of application, the Contract Owner elected a Death Benefit Option, the Company will deduct either: (1) an Optional One-Year Step Up Death Benefit (Option 1) charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account; or (2) an Optional 5% Enhanced Death Benefit (Option 2) charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account, depending upon which Death Benefit Option was chosen (see "Optional Death Benefit Charges," "Long Term Care Facility Provisions" and "Death Benefit Payment" for additional information).

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on May 22, 1997 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-325-6434, TDD 1-800-238-3035, or writing P.O. Box 182437,
Columbus, Ohio 43218-2437.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                                 GTO ALLOCATIONS

GTOs are separate investment options under the Contract. GTOs provide a guaranteed rate of interest over four different maturity durations of three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any maturity duration selected, will be credited unless a Distribution from the GTO occurs for any reason. If a Distribution occurs, the proceeds will be subject to a MVA, resulting in either an upward or downward adjustment in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied if GTO allocations are held to maturity. Because every guaranteed term will end on the final day of a calendar quarter, the guaranteed term may last for up to 3 months beyond the 3, 5, 7 or 10 year anniversary of the allocation to the GTO.

The minimum amount of any allocation made to a GTO must be at least $1,000. Allocations to the GTOs are not subject to Variable Account Charges.

Generally, the MVA will reduce the value of distributed proceeds when prevailing interest rates are higher than the GTO rate in effect for the maturity duration elected. Conversely, when prevailing rates are lower than the GTO rate in effect, distribution proceeds will increase in value. The effect of a MVA should be carefully considered prior to surrender or transfer from allocations to a GTO.

GTOs are available only during the accumulation phase of a Contract and are not available as investment options during the Annuitization phase of a Contract. In addition, GTOs are not available for use in conjunction with Asset Rebalancing, Dollar Cost Averaging or Systematic Withdrawals.

A prospectus describing the GTOs must be read with this prospectus in the same manner that prospectuses for Underlying Mutual Fund options must be read with this prospectus. A prospectus for the GTOs may be obtained without charge by calling 1-800-325-6434, TDD 1-800-238-3035, or writing P.O. Box 182437,
Columbus, Ohio 43218-2437. GTOs MAY NOT BE AVAILABLE IN EVERY STATE
JURISDICTION.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

VARIABLE ACCOUNT CHARGES

The Variable Account is responsible for the following types of expenses: (1) mortality and expense risk charges associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts and guaranteeing that the Mortality and Expense Risk Charges described in this prospectus will not change regardless of actual expenses; and (2) any charges associated with optional Death Benefit and/or CDSC waiver options, if applicable. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account or to the GTOs are subject to CDSC and premium tax deductions, if applicable, but are not subject to the Variable Account Charges.

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts Mortality and Expense Risk Charges from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 1.10% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The expense risk component guarantees that the Company will not increase charges for administration of the Contracts regardless of its actual expenses.

OPTIONAL DEATH BENEFIT CHARGES

If a Death Benefit Option is chosen, the Company will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the Variable Account, depending upon which option was chosen (see "Death Benefit Payment"). These charges are designed to reimburse the Company for increased expenses and mortality risks.

CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge equal to $15 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. If the Contract Value on any Contract Anniversary (or on the date of surrender in any year in which the entire Contract Value is surrendered) is $25,000 or more, the Company will waive the Contract Maintenance Charge for that year. All Contract Maintenance Charge reductions will be based on objective underwriting guidelines which will be applied in a non-discriminatory manner.

The deduction of the Contract Maintenance Charge is made from each Sub-Account, the Fixed Account and the GTOs in the same proportion that the value in each Sub-Account, Fixed Account and GTOs bears to the total Contract Value. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person or where it is prohibited by state law.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a CDSC (see "Waiver of CDSC"). The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request.

The standard contractual CDSC applies as follows:

    NUMBER OF COMPLETED                 CDSC                 NUMBER OF COMPLETED                CDSC
     YEARS FROM DATE OF              PERCENTAGE              YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT                                        PURCHASE PAYMENT

             0                           7%                           4                          4%
             1                           7%                           5                          3%
             2                           6%                           6                          2%
             3                           5%                           7                          0%

     - FIVE YEAR CDSC OPTION FOR ROTH IRAS

     For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner of a Roth IRA may elect a Five Year CDSC Option. If this option is elected, any applicable CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of surrender request.

     The Five Year CDSC Option for Roth IRAs applies as follows:

    NUMBER OF COMPLETED                 CDSC
     YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT

             0                           7%
             1                           7%
             2                           6%
             3                           4%
             4                           2%
             5                           0%

The CDSC for either option, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Variable Account Charges and Contract Maintenance Charge, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages by the lesser of the amount surrendered or Purchase Payments made within 84 months prior to the date of the surrender request. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

WAIVER OF CDSC (AVAILABLE FOR ALL CONTRACTS)

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
     (a) an amount equal to 10% of the total of all Purchase Payments; or
     (b) any amount withdrawn to meet minimum distribution requirements under the Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:
     (1) upon the Annuitization of Contracts which have been in force for at least two years;
     (2) upon payment of a Death Benefit pursuant to the death of the Annuitant; or
     (3) from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of values among the Sub-Accounts or between and among the GTOs, the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC will be the larger of
(a) or (b), where:
     (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where
     (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments) and the Contract Value at the close of the day prior to the date of the withdrawal.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

In no event will elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

WAIVER OF CDSC OPTIONS

    -ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

    In addition to the 10% free withdrawal percentage, for an additional charge of 0.10% of the daily net assets of the Variable Account, the Contract Owner may elect the right to withdraw without CDSC an amount equal each year to an additional 5% of the sum of all Purchase Payments made to the Contract. This additional withdrawal benefit is non-cumulative.

    If such an election is made, CDSC will also be waived if a Contract Owner (or Annuitant if the Contract is owned by a non-natural owner) is Disabled after the Date of Issue and before attaining the age of 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

    -ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

        -10 YEAR AND DISABILITY WAIVER

        For an additional charge of 0.05% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner has been the owner of the Contract for 10 years and has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

        Under this provision, CDSC will also be waived if the Contract Owner becomes Disabled after the Date of Issue and prior to attaining age 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

        -HARDSHIP WAIVER

        For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner experiences a hardship (as defined for purposes of Code
        Section 401(k)). The Contract Owner may be required to provide proof of hardship which is satisfactory to the Company.

        If this waiver becomes effective, no additional Purchase Payments may be made to this Contract.

LONG TERM CARE FACILITY PROVISIONS

For those Contracts which have elected a Death Benefit Option at the time of application, the following Long Term Care Facility provisions also apply. Beginning at the third Contract Anniversary, surrender charges on withdrawals will not apply if a Contract Owner has been confined to a Long Term Care Facility or Hospital for a continuous 90 day period which has commenced any time after the Date of Issue. In addition, upon receipt of a Physician's letter at the Home Office, no surrender charges will be deducted upon withdrawals if any Contract Owner has been diagnosed by that Physician to have a Terminal Illness.

For those Contracts which have established a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights as Contract Owner for the purposes described in this provision. IF THE NON-NATURAL CONTRACT OWNER HAS NOT BEEN ESTABLISHED FOR THE BENEFIT OF A PERSON (E.G., THE CONTRACT OWNER IS A CORPORATION OR A TRUST FOR THE BENEFIT OF AN ENTITY), THE ANNUITANT MAY NOT EXERCISE THE RIGHTS DESCRIBED IN THIS PROVISION.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

PREMIUM TAXES

The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to the Fixed Account, GTOs or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s).

The cumulative total of all purchase payments under contracts issued by the Company on the life of any Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:
       (a) is the net of:
           (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and
            (2) the per share amount of any dividend or capital gain
                distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.
       (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

       (c) is a factor representing the Variable Account Charges, which may include any Contract options chosen. Such factor is equal to an annual rate ranging from 1.10% to 1.50% of the daily net assets of the Variable Account, depending on which Contract features were chosen by the Contract Owner at the time of application.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Variable Account Charges, including, if applicable, any optional charges.

DETERMINING THE CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units, amounts allocated and credited to the Fixed Account, and amounts allocated and credited to a GTO which may be subject to a Market Value Adjustment. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account and GTOs will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

The Contract Owner may request a transfer of up to 100% of the combined value of any GTO allocation and the Variable Account value to the Fixed Account, without penalty or adjustment. Transfers from a GTO prior to maturity are subject to a Market Value Adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the combined value of any GTO allocation and the Variable Account value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account or to a GTO. The amount that may be transferred from the Fixed Account to the Variable Account or to a GTO will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the

Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account (but not to GTOs) under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

    (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or
    (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distribution will be made as if the Contract Owner died at the time of such change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

If a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If the Contract Owner who is not also the Annuitant dies before the Annuitization Date, the surviving Joint Owner will become the Contract Owner.

CONTINGENT OWNERSHIP

The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. However, if a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

If the Contract Owner is a Charitable Remainder Trust, upon the death of the Annuitant, all interest in the Death Benefit proceeds will accrue to the Charitable Remainder Trust. Any designation which creates a conflict with the Charitable Remainder Trust's right to such interest will be void and of no effect.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account and GTOs equal to the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and from the Fixed Account and GTOs. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account and GTOs will be in the same proportion that the Contract Owner's interest in the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:
     (1) the New York Stock Exchange ("Exchange") is closed;
     (2) trading on the Exchange is restricted;
     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account net assets; or
     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares and Variable Account Charges.

Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a Plan Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A Plan Participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A Plan Participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such Plan Participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to Plan Participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act and to Plan Participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:
       A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Code), may be executed only:
            1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
                Section 72(m)(7)); or
            2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.
       B. The surrender limitations described in Section A above also apply to:
            1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
            2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
            3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).
       C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

LOAN PRIVILEGE

Prior to the Annuitization Date, the Contract Owner of a Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the plan, and the Code, which may impose restrictions on loans. The Company assesses a $25 Loan Processing Fee at the time each loan is processed. The Loan Processing Fee is taken from the Variable Account, Fixed Account and GTOs in the same proportion that the Contract Owners interest in the Variable Account, Fixed Account and GTOs bears to the total Contract Value.

Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limits will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will next be transferred from the Fixed Account. Any remaining required collateral will be transferred from the GTOs which may be subject to a Market Value Adjustment. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis. No loan repayments less than $1,000 are permitted into the GTOs. If the proportional share of the loan repayment to the GTOs is less than $1,000, that portion of the loan repayment will be allocated to the NSAT Money Market Fund, unless the Contract Owner directs the loan repayments to be directed to the Fixed Account or another available investment option under the Variable Account.

Amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:
     (1) the Contract is surrendered;
     (2) the Contract Owner/Annuitant dies; or
     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Tax Sheltered Annuity plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a Loan Processing Fee.

IRAs, Roth IRAs, SEP IRAs, Simple IRAs and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Tax Sheltered Annuity plan.

Asset Rebalancing is not available for assets held in the GTOs. Amounts transferred from the GTO prior to the expiration of the specified term are subject to a Market Value Adjustment.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Nationwide High Income Bond Fund, NSAT- Money Market Fund or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers will be processed until either the value in the originating Sub-Account(s) or the Fixed Account is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

Dollar Cost Averaging transfers may not be directed to GTOs.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Systematic Withdrawals are not available from the GTOs. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greatest of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn in order to meet minimum distribution requirements; or (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:


      Contract Owner's                          Percentage of
            Age                                 Contract Value
       Under Age 59 1/2                               5%
   Age 59 1/2 through Age 61                          7%
   Age 62 through Age 64                              8%
   Age 65 through Age 74                             10%
      Age 75 and Over                                13%

If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Home Office. (In the case of Joint Owners, the older Owner's age will be used.) Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:
     (1) an Annuity Payment Option; and
     (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an Annuity Payment Option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:
       (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

       (2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Annuitant at the time the Annuity Payment Option was elected.

           Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the provisions of "Required Distributions for Non-Qualified Contracts."

DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:
       (1)   in a lump sum Distribution;
       (2)   as an annuity payout; or
       (3)   in any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and Annuitant are the same person, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the surviving Joint Owner, Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provision.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT

At the time of application, Contract Owners may select one of three Death Benefits available under the Contract as listed below (not all Death Benefit options may be available in all states at the time of application). If no selection is made at the time of application, the Death Benefit will be the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

       (1) proper proof of the Annuitant's death;
       (2) an election specifying the Distribution method; and
       (3) any state required form(s).

       FIVE-YEAR RESET DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT)

       If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:
           (1) the Contract Value;
           (2) the total of all Purchase Payments made to the Contract, less an adjustment for amounts surrendered; or
           (3) the Contract Value as of the most recent five year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary.

       The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

       No additional charge will be assessed to the Contract Owner for election of the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

       ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)

       If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

           (1) the Contract Value;

           (2) the total of all Purchase Payments, less an adjustment for amounts surrendered; or

           (3) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received after that Contract Anniversary.

       The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

       For this Death Benefit option, the Company deducts a charge at an annual rate of 0.05% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

       5% ENHANCED DEATH BENEFIT (OPTION 2)

       If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the Death Benefit will be the greater of:
            (1) the Contract Value;
            (2) or the total of all Purchase Payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each Purchase Payment or surrender to the most recent Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received since that Contract Anniversary.

       The total accumulated amount will not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

       For this Death Benefit option, the Company deducts a charge at an annual rate of 0.10% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

       1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

           (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

           (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:
           (a) the death of the Annuitant will be treated as the death of any Contract Owner;
           (b) any change of the Annuitant will be treated as the death of any Contract Owner; and
           (c) in either case, the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Amounts in a Tax Sheltered Annuity will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of
Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:
         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or
         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity of the Annuitant.

If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, such payments will commence on the required beginning date, which is the later of:
       (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or
       (b) when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:
       (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or
       (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:
      (a) the Contract Owner's life or the joint lives of the Contract Owner and his or her spouse or designated beneficiary; or
      (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:
      (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:
             (i) treat the annuity as an IRA established for his or her benefit; or
             (ii) receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or
      (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option may treat the Contract as his or her own in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:
       (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:
               (i) treat the annuity as a Roth IRA established for his or her benefit; or

             (ii) receive Distribution of the account in substantially payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70 1/2; or
       (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) SEP IRAs; (4) Simple IRAs; (5) Tax Sheltered Annuities; and (6) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all the Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's Disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includible in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, Disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract

Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:
        (a) acquired by the estate of a decedent by reason of the death of the decedent;
        (b) issued in connection with certain qualified retirement plans and individual retirement plans;
        (c)     used in connection with certain structured settlements;
        (d) purchased by an employer upon the termination of certain qualified retirement plans; or
        (e)     an immediate annuity.

IRAS AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from IRAs and Tax Sheltered Annuities should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code, as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRAs, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:
       (a) one of a series of substantially equal annual (or more frequent) payments made:
           (i)   over the life (or life expectancy) of the Contract Owner;
           (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or
           (iii) for a specified period of ten years or more; or
       (b) a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

Individual Retirement Accounts and IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the Individual Retirement Account or IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the Contract Owner may elect to include the income from rollovers in income ratably over the four year period commencing in 1998, or include the entire amount in income in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate which is presently 31% and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For all Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A Distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:
     (a) an individual who is two or more generations younger than the Contract Owner; or
     (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX

The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.

DIVERSIFICATION

The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contract owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner. If the failure to diversify is not corrected in this manner, the contract owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to the Company by writing P.O. Box 182437, Columbus, Ohio 43218-2437, or calling 1-800-325-6434, TDD
1-800-238-3035.

STATEMENTS AND REPORTS

The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also, from time to time, advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally, these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE STANDARD 7 YEAR CDSC SCHEDULE AND THE DEDUCTION OF ALL CHARGES WHICH COULD BE MADE TO THE CONTRACTS, IF ALL AVAILABLE OPTIONS WERE CHOSEN, EXCEPT FOR THE LOAN PROCESSING FEE AND PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the result of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in      Date Fund
                                                                                          the Variable    Available in
                                                           1 Year           5 Years          Account      the Variable
                 Sub-Account Option                      to 12/31/97      to 12/31/97      to 12/31/97       Account
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             19.56%          11/03/97
American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             -3.41%          11/03/97
American Century VP International
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             11.06%          11/03/97
American Century VP Value
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          N/A               N/A              2.16%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              N/A               N/A             14.53%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                  N/A               N/A              7.68%          11/03/97
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        N/A               N/A             14.13%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               N/A               N/A             -7.10%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class         N/A               N/A             -0.85%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             N/A               N/A            -14.45%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class        N/A               N/A            -11.51%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            N/A               N/A             18.84%          11/03/97
Service Class
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             20.78%          11/03/97
Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                             N/A               N/A             17.70%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                  N/A               N/A              0.26%          11/03/97
-------------------------------------------------------------------------------------------------------------------------


                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in
                                                                                          the Variable      Date Fund
                                                           1 Year           5 Years          Account      Available in
                 Sub-Account Option                     to 12/31/97       to 12/31/97      to 12/31/97    the Variable
-------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                     N/A               N/A             -4.56%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                     N/A               N/A              7.17%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A             -0.58%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.52%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A             -2.48%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              5.02%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A             -3.36%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A            -11.84%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A            -18.70%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                         N/A               N/A            -29.26%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              4.44%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              0.55%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A             27.05%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A            159.13%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                   N/A               N/A             -0.46%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -32.95%          11/03/97
Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -18.52%          11/03/97
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A              8.35%          11/03/97
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide               N/A               N/A            -59.61%          11/03/97
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          N/A               N/A            -54.44%          11/03/97
Assets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley           N/A               N/A             14.15%          11/03/97
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A             16.79%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                 N/A               N/A            -36.42%          11/03/97
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                 N/A               N/A            -17.16%          11/03/97
Portfolio
-------------------------------------------------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A              7.52%          10/30/97
American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               16.71%             N/A              8.78%          05/02/94
American Century VP International
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               24.04%             N/A             21.17%          05/01/96
American Century VP Value
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.         26.36%             N/A             19.54%          10/06/93
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                             30.82%            17.79%           13.99%          09/29/89
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                 26.01%             N/A             17.96%          04/05/93
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------------------

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class       25.99%            18.22%           14.90%          10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              21.45%            16.11%           15.35%          10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class        15.67%            12.09%           11.08%          09/19/85
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class            9.73%             12.26%            7.87%          01/28/87
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class       22.07%             N/A             26.14%          01/03/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:           27.85%             N/A             24.56%          01/03/95
Service Class
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             -0.04%          01/16/97
Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                            32.33%            17.06%           15.68%          04/15/92
-------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                 7.87%             5.64%             7.51%          11/08/82
-------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                    3.53%             2.82%             3.91%          11/30/81
-------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                    27.34%            16.05%           13.80%          11/08/82
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A              1.20%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.51%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A              0.92%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              2.02%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A              0.79%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A             -0.51%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A             -1.86%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                        15.44%             N/A             23.57%          10/23/95
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              1.94%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              1.37%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A              4.95%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A             16.92%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                  29.13%             N/A             22.19%          03/22/94
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           9.87%             14.09%           14.41%          08/15/86
Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           24.67%            16.72%           14.85%          04/03/85
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           30.38%             N/A             35.03%          07/05/95
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             -13.08%             N/A              3.50%          12/21/95
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -3.30%            13.30%            5.25%          09/01/89
Assets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley          19.50%             N/A             25.85%          07/03/95
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A              3.63%          10/31/87
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                -3.87%             N/A              4.11%          06/30/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                11.49%             N/A              6.52%          09/30/96
Portfolio
-------------------------------------------------------------------------------------------------------------------------

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, the Company is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999. The Company has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant. As of the end of July 1998, the Company has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. The Company expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, the Company anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken should the Company's renovation and replacement strategies fall behind schedule.

The Company is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. The Company is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. The Company anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that can not be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, the Company is working with all external organizations (business partners) to assess Year 2000 issues associated with the exchange of electronic data. The Company has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. The Company has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, the Company anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life's policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). The plaintiffs in such lawsuit seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action in a federal court in Texas against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their Underlying Mutual Fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on the Company in the future.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                   PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

                                   APPENDIX A

                                  FIXED ACCOUNT

Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

TRANSFERS

For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   APPENDIX B


              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS


THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

       -AMERICAN CENTURY VP INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       -AMERICAN CENTURY VP VALUE

       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

        -CAPITAL APPRECIATION PORTFOLIO

        Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:
       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities
       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

       -VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS

       Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND

       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

       -GOVERNMENT BOND FUND

       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

       -MONEY MARKET FUND

       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.


                           SUBADVISED NATIONWIDE FUNDS

       -NATIONWIDE BALANCED FUND

       Subadviser:  Salomon Brothers Asset Management, Inc.

       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers

       Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       -NATIONWIDE EQUITY INCOME FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       -NATIONWIDE GLOBAL EQUITY FUND

       Subadviser:  J. P. Morgan Investment Management Inc.

       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       -NATIONWIDE HIGH INCOME BOND FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       -NATIONWIDE MULTI SECTOR BOND  FUND

       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers

       Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       -NATIONWIDE SELECT ADVISERS MID CAP FUND

       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE STRATEGIC GROWTH FUND

       Subadviser:  Strong Capital Management Inc.

       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       -NATIONWIDE STRATEGIC VALUE FUND

       Subadviser:  Strong Capital Management Inc./Schafer Capital Management
       Inc.

       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT MID-CAP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

       -OPPENHEIMER AGGRESSIVE GROWTH FUND (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")

       Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

       -OPPENHEIMER GROWTH & INCOME FUND

       Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

       -WORLDWIDE EMERGING MARKETS FUND

       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

       -WORLDWIDE HARD ASSETS FUND

       Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

       - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

       -GROWTH & INCOME PORTFOLIO

       Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

       -INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

       -POST-VENTURE CAPITAL PORTFOLIO

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998

      MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, Columbus, Ohio 43218-2437, or calling 1-800-325-6434, TDD
1-800-238-3035.

                    TABLE OF CONTENTS

                                                      PAGE
General Information and History.........................1
Services................................................1
Purchase of Securities Being Offered....................2
Underwriters............................................2
Calculations of Performance.............................2
Annuity Payments........................................3
Financial Statements....................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a Contract described in the prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, the Company may waive any remaining Contingent Deferred Sales Charges on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT- Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is calculated using the standard 7 year CDSC schedule and reflects the deduction of a 1.10% Variable Account Charge and all additional charges which could be assessed if all available Contract options were chosen by the Contract Owner at the time of application. No deduction is made for the Loan Processing Fee and premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182356
                    Columbus, Ohio 43218-2356, 1-800-243-6295
                               TDD 1-800-238-3035
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

The Contracts described in this prospectus are Flexible Purchase Payment Contracts and such Contracts may be issued as either individual or group contracts. In those states where Contracts are issued as group contracts, references throughout this prospectus to "Contract(s)" will also mean "Certificate(s)."

The Contracts are sold for use in retirement plans which may qualify for special federal tax-treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are sold as: Non-Qualified Contracts; IRAs; Roth IRAs; Simple IRAs; SEP IRAs; Tax Sheltered Annuities (Non-ERISA); and Charitable Remainder Trusts ("CRTs"). Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-9 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. The Underlying Mutual Funds may be sold directly to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN
                         CENTURY(SM) FAMILY OF INVESTMENTS

      American Century VP Income & Growth American Century VP International

                            American Century VP Value

                                     DREYFUS

               The Dreyfus Socially Responsible Growth Fund, Inc.

                         Dreyfus Stock Index Fund, Inc.

        Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND

 VIP Equity-Income Portfolio: Service Class      VIP Growth Portfolio: Service Class

 VIP High Income Portfolio: Service Class*       VIP Overseas Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

                   VIP II Contrafund Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCT FUND III

              VIP III Growth Opportunities Portfolio: Service Class

                                 MORGAN STANLEY

     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio

         Van Kampen Life Investment Trust - Morgan Stanley Real Estate
                              Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST

          Capital Appreciation Fund               Government Bond Fund

              Money market Fund                     Total Return Fund

                            Nationwide Balanced Fund

                          Nationwide Equity Income Fund

                          Nationwide Global Equity Fund

                        Nationwide High Income Bond Fund*

                        Nationwide Multi Sector Bond Fund

                     Nationwide Select Advisers Mid Cap Fund

                         Nationwide Small Cap Value Fund

                          Nationwide Small Company Fund

                        Nationwide Strategic Growth Fund

                         Nationwide Strategic Value Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

        AMT Guardian Portfolio               AMT Mid-Cap Growth Portfolio

                             AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                       Oppenheimer Aggressive Growth Fund

       Oppenheimer Growth Fund              Oppenheimer Growth & Income Fund

                        VAN ECK WORLDWIDE INSURANCE TRUST

     Worldwide Emerging Markets Fund            Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST

   Growth & Income Portfolio                   International Equity Portfolio

                         Post-Venture Capital Portfolio

*These Underlying Mutual Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated October 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-243-6295, or by writing P.O. Box 182356, Columbus, Ohio 43218-2356.

Purchase Payments not allocated to the Variable Account may be allocated to either the Fixed Account or to the Guaranteed Term Options ("GTOs"). GTOs are available under the Contracts described in this prospectus and provide for the crediting of a guaranteed interest rate over a selected period (three, five, seven or ten years), so long as no Distributions occur prior to the end of the period. Prospectuses for the GTOs, as well as for each of the Underlying Mutual Fund options identified above, can be obtained without charge by calling 1-800-243-6295, TDD 1-800-238-3035, or by writing to P.O. Box 182356, Columbus,
Ohio, 43218-2356.

PLEASE NOTE THAT GTOS AND OTHER BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT WWW.BESTOFAMERICA.COM.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                 THE DATE OF THIS PROSPECTUS IS OCTOBER 1, 1998.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments at Annuitization and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Payment Annuity payments.

BENEFICIARY- The person or entity who may receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may only be named for Non-Qualified Contracts.

CONTINGENT BENEFICIARY- The person or entity designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization if there is no Joint Owner. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may only be named for Non-Qualified Contracts.

CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER- The person or entity who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person or entity named as Owner on the Data Page, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held in the Fixed Account, plus any amount held under GTOs, which may be subject to a Market Value Adjustment.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISABILITY/DISABLED- An individual is considered to have a Disability (to be Disabled) if he or she is unable to engage in any substantial gainful activity by reason of a medically determined physical or mental impairment which can be expected to result in death or to be of a long-continued and indefinite duration. The Contract Owner may be required to provide proof of Disability which is satisfactory to the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED TERM OPTION ("GTO")- An investment option offered under the Contract which provide a guaranteed interest rate over certain maturity durations (three, five, seven and ten years) so long as certain conditions are met. Amounts allocated to a GTO may be subject to a Market Value Adjustment ("MVA") if distributed for any reason prior to the end of the selected term, resulting in an upward or downward adjustment in the Distribution proceeds. GTOs are not part of the Variable Account (or the Fixed Account) and are not subject to Variable Account Charges but may be subject to CDSC if otherwise applicable. GTOs are not available during the Annuitization phase of the Contracts and may not be available in every jurisdiction. The minimum amount which may be allocated to a GTO is $1,000.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

HOSPITAL- A state licensed facility which is operated as a Hospital according to the laws of the jurisdiction in which it is located.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs which qualify for favorable tax treatment under Section 408A of the Code or Simple IRAs which qualify for favorable tax treatment under Section 408(p) of the Code.

INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account or a GTO, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later. The Interest Rate Guarantee Period does not in any way refer to interest rate crediting practices employed by the Company with respect to GTOs.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

LONG TERM CARE FACILITY- A state licensed skilled nursing facility or intermediate care facility.

MARKET VALUE ADJUSTMENT ("MVA")- The upward or downward adjustment in value of amounts allocated to a GTO which are distributed prior to maturity for any reason.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under the provisions of Sections 401 and 403(a) (Qualified Plans), 408
(IRAs), 408A (Roth IRAs), 408(k) (SEP IRAs), 408(p) (Simple IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PHYSICIAN- A person who is a state licensed Medical Doctor or Doctor of Osteopathic Medicine providing medical care or treatment within the scope of that license.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Variable Account, Fixed Account, GTO, or among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Code.

STANDARD CONTRACTUAL DEATH BENEFIT- The Death Benefit provided under the Contract when neither of the optional Death Benefit Riders is chosen. The Standard Contractual Death Benefit is the Five-Year Reset Death Benefit. This Death Benefit does NOT include any Long Term Care Facility benefits.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

TERMINAL ILLNESS- A diagnosis of an illness by a Physician which is expected to result in a death within 12 months of diagnosis. The diagnosis of "Terminal Illness" must occur after the Contract has been issued.

UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.

VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.



                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.............................................................................................4
SUMMARY OF STANDARD CONTRACT EXPENSES.................................................................................9
ADDITIONAL CONTRACT OPTIONS..........................................................................................10
UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............................................................................11
EXAMPLE..............................................................................................................13
SYNOPSIS.............................................................................................................15
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................16
NATIONWIDE ADVISORY SERVICES, INC....................................................................................16
THE VARIABLE ACCOUNT.................................................................................................16
         Underlying Mutual Fund Options..............................................................................17
         Voting Rights...............................................................................................17
         Substitution of Securities..................................................................................18
GTO ALLOCATIONS......................................................................................................18
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................18
         Variable Account Charges....................................................................................18
         Mortality and Expense Risk Charges..........................................................................18
         Optional Death Benefit Charges..............................................................................19
         Contract Maintenance Charge.................................................................................19
         Contingent Deferred Sales Charge ("CDSC")...................................................................19
           -Five Year CDSC Option for Roth IRAs......................................................................19
         Waiver of CDSC (Available for all Contracts)................................................................20
         Waiver of CDSC Options......................................................................................20
           -Additional Withdrawal Without Charge and Disability Waiver...............................................20
           -Additional CDSC Waiver Options for Tax Sheltered Annuities...............................................21
               -10 Year and Disability Waiver .......................................................................21
               -Hardship Waiver......................................................................................21
         Long Term Care Facility Provisions..........................................................................21
         Premium Taxes...............................................................................................21
OPERATION OF THE CONTRACT............................................................................................22
         Investments of the Variable Account.........................................................................22
         Allocation of Purchase Payments and Contract Value..........................................................22
         Value of an Accumulation Unit...............................................................................22
         Net Investment Factor.......................................................................................22
         Determining the Contract Value..............................................................................23
         Right to Revoke.............................................................................................23
         Transfers...................................................................................................23
         Contract Ownership..........................................................................................24
         Joint Ownership.............................................................................................25
         Contingent Ownership........................................................................................25
         Beneficiary.................................................................................................25
         Surrender (Redemption)......................................................................................26
         Surrenders Under a Tax Sheltered Annuity Contract...........................................................27
         Loan Privilege..............................................................................................27
         Assignment..................................................................................................29
CONTRACT OWNER SERVICES..............................................................................................29
         Asset Rebalancing...........................................................................................29
         Dollar Cost Averaging.......................................................................................29
         Systematic Withdrawals......................................................................................30
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.......................................................30
         Annuity Commencement Date...................................................................................30
         Annuitization ..............................................................................................31


         Fixed Payment Annuity- First and Subsequent Payments........................................................31
         Variable Payment Annuity - First and Subsequent Payments....................................................31
         Variable Payment Annuity - Assumed Investment Rate..........................................................31
         Variable Payment Annuity - Value of an Annuity Unit.........................................................31
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...................................31
         Frequency and Amount of Annuity Payments....................................................................31
         Annuity Payment Options.....................................................................................32
         Death of Contract Owner -Non-Qualified Contracts............................................................32
         Death of Annuitant - Non-Qualified Contracts................................................................32
         Death of the Contract Owner/Annuitant.......................................................................33
         Death Benefit Payment.......................................................................................33
           Five-Year Reset Death Benefit (Standard Contractual Death Benefit)........................................33
           One-Year Step Up Death Benefit (Option 1).................................................................33
           5% Enhanced Death Benefit (Option 2)......................................................................34
         Required Distributions for Non-Qualified Contracts..........................................................34
         Required Distributions for Tax Sheltered Annuities..........................................................35
         Required Distributions for IRAs.............................................................................36
         Required Distributions for Roth IRAs........................................................................36
FEDERAL TAX CONSIDERATIONS...........................................................................................37
         Federal Income Taxes........................................................................................37
         Puerto Rico.................................................................................................38
         Non-Qualified Contracts - Natural Persons as Contract Owners................................................38
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners............................................39
         IRAs and Tax Sheltered Annuities............................................................................40
         Roth IRAs...................................................................................................40
         Withholding.................................................................................................40
         Non-Resident Aliens.........................................................................................41
         Federal Estate, Gift, and Generation Skipping Transfer Taxes................................................41
         Charge for Tax..............................................................................................41
         Diversification.............................................................................................42
         Tax Changes.................................................................................................42
GENERAL INFORMATION..................................................................................................42
         Contract Owner Inquiries....................................................................................42
         Statements and Reports......................................................................................42
         Advertising.................................................................................................43
YEAR 2000 COMPLIANCE ISSUES..........................................................................................47
LEGAL PROCEEDINGS....................................................................................................47
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................48
APPENDIX A...........................................................................................................49
APPENDIX B...........................................................................................................50

                      SUMMARY OF STANDARD CONTRACT EXPENSES

The standard contractual expenses listed below are base expenses assessed to all Contract Owners unless Contract Owners meet certain available exceptions, or a Contract Owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of the lesser of
         Purchase Payments or amount surrendered)................................................    7%(1)

                                                      Range of CDSC Over Time
                               Number of Completed Years from Date
                                       of Purchase Payment                   CDSC Percentage
                                                0                                   7%
                                                1                                   7%
                                                2                                   6%
                                                3                                   5%
                                                4                                   4%
                                                5                                   3%
                                                6                                   2%
                                                7                                   0%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.......................................................$ 15(2)

VARIABLE ACCOUNT CHARGES (as a percentage of average account value)

     Mortality and Expense Risk Charges.......................................................... 1.10%
         Total Variable Account Charges.......................................................... 1.10%(3)

LOAN PROCESSING FEE..............................................................................$  25(4)


(1) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:


       (a) an amount equal to 10% of the total of all Purchase Payments made to this Contract; or

       (b) any amount withdrawn in order for this Contract to meet minimum distribution requirements under the Code.

A Contract Owner may have additional free withdrawal privileges if a Withdrawal Waiver was chosen by the Contract Owner at the time of application (see "Additional Contract Options" and "Waiver of CDSC Options"). Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity plan. The standard CDSC-free withdrawal privileges are non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of CDSC (Available for All Contracts").

(2) The Contract Maintenance Charge is assessed annually to all Contracts which have a value of less than $25,000 on each Contract Anniversary. The Contract Maintenance Charge is waived for any Contract which has a value of $25,000 or more on any Contract Anniversary.

(3) The Variable Account Charges apply exclusively to allocations made to the Sub-Accounts and are assessed to the Sub-Accounts of all Contracts, regardless of Contract Value or which Contract options have been elected at the time of application. Variable Account Charges do not apply to, and will not be assessed against, allocations made to the Fixed Account or to the GTOs. The Variable Account Charges include the Five-Year Reset Death Benefit ("Standard Contractual Death Benefit") (see "Death Benefit Payment").

(4) The Loan Processing Fee is assessed at the time each loan is processed. Loans are only available to Contracts issued as Tax Sheltered Annuities (see "Loan Privilege").

                           ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to Contract Owners at the time of application in lieu of receiving the corresponding standard contract benefits. Should the Contract Owner choose an additional benefit(s), corresponding charges (as listed below), will be applied in addition to the Variable Account Charges. Such charges will apply exclusively to allocations made to the Sub-Accounts.

CDSC OPTION FOR ROTH IRAS

An applicant of a Roth IRA may choose a five year CDSC in lieu of receiving the standard seven year CDSC for additional 0.15% of the daily net assets of the Variable Account.

   - FIVE YEAR CDSC OPTION (Available for Contracts issued as Roth IRAs) (as a percentage of the daily net assets of the Variable Account).....................................0.15%
     Total Variable Account Charges (including Five Year CDSC Option) ........................1.25%

                                             Range of Five Year CDSC Over Time
                    Number of Completed Years from Date of                          CDSC
                               Purchase Payment                                  Percentage

                                       0                                             7%
                                       1                                             7%
                                       2                                             6%
                                       3                                             4%
                                       4                                             2%
                                       5                                             0%

CDSC WAIVER OPTIONS

   - ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   In addition to the standard 10% free withdrawal without CDSC, an applicant may elect an additional 5% withdrawal without CDSC, which includes a Disability Waiver, in lieu of receiving the standard contract benefits for an additional 0.10% of the daily net assets of the Variable Account (see "Additional Withdrawal Without Charge and Disability Waiver").

     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER CHARGE..............................0.10%
       Total Variable Account Charges (including Additional Withdrawal Without Charge and Disability Waiver) ....................................................................1.20%

   - ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "Additional CDSC Waiver Options for Tax Sheltered
   Annuities").

       -10 YEAR AND DISABILITY WAIVER CHARGE  (Available only for Contracts issued as Tax Sheltered Annuities)...............................................................0.05%
             Total Variable Account Charges (including 10 Year and Disability Waiver) ..............1.15%

       -HARDSHIP WAIVER CHARGE (Available only for Contracts issued as Tax Sheltered Annuities) ....0.15%
             Total Variable Account Charges (including Hardship Waiver).............................1.25%

DEATH BENEFIT OPTIONS

An applicant may choose one of two Optional Death Benefits in lieu of receiving the Standard Five-Year Reset Death Benefit. The Optional Death Benefits are as follows:

     -OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)............................................0.05%
       Total Variable Account Charges (including Option 1)..........................................1.15%

     -OPTIONAL 5% ENHANCED DEATH BENEFIT (OPTION 2).................................................0.10%
       Total Variable Account Charges (including Option 2)..........................................1.20%


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other            12b-1        Total Mutual
                                                          Fees            Expenses            Fees        Fund Expenses
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              0.70%            0.00%             0.00%            0.70%
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.50%            0.00%             0.00%            1.50%
American Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.00%            0.00%             0.00%            1.00%
American Century VP Value
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        0.75%            0.01%             0.00%            0.76%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            0.25%            0.03%             0.00%            0.28%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                0.75%            0.05%             0.00%            0.80%
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service            0.50%            0.05%             0.10%            0.65%
Class,(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class(1)          0.60%            0.07%             0.10%            0.77%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class       0.59%            0.11%             0.10%            0.80%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class(1)        0.75%            0.16%             0.10%            1.01%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service            0.60%            0.08%             0.10%            0.78%
Class(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:          0.60%            0.13%             0.10%            0.83%
Service Class(1)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging           0.04%            1.26%             0.00%            1.30%
Markets Debt Portfolio(1)
------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                           0.60%            0.09%             0.00%            0.69%
------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                0.50%            0.08%             0.00%            0.58%
------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                   0.40%            0.08%             0.00%            0.48%
------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                   0.60%            0.07%             0.00%            0.67%
------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund(1)                          0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund(1)                    0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund(1)                    1.00%            0.20%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund(1)                 0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund(1)                0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund(1)          1.05%            0.15%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund(1)                  0.90%            0.15%             0.00%            1.05%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                       1.00%            0.11%             0.00%            1.11%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund(1)                 0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund(1)                  0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                 0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio           0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                 0.80%            0.06%             0.00%            0.86%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.71%            0.02%             0.00%            0.73%
Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.73%            0.02%             0.00%            0.75%
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.75%            0.08%             0.00%            0.83%
Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             0.80%            0.00%             0.00%            0.80%
Emerging Markets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard        1.00%            0.17%             0.00%            1.17%
Assets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley         1.00%            0.07%             0.00%            1.07%
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio(1)       0.65%            0.35%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------



                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONT.)
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)



                                                       Management           Other            12b-1        Total Mutual
                                                          Fees            Expenses            Fees        Fund Expenses
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity               1.00%            0.35%             0.00%            1.35%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------

Warburg Pincus Trust - Post-Venture Capital               1.07%            0.33%             0.00%            1.40%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted below, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

(1) The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio, 0.75% and 4.15% for NSAT-Nationwide Balanced Fund, 0.80% and 4.83% for NSAT- Nationwide Equity Income Fund, 1.00% and 1.84% for NSAT- Nationwide Global Equity Fund, 0.80% and 1.38% for NSAT- Nationwide High Income Bond Fund, 0.75% and 3.66% for NSAT-Nationwide Multi-Sector Bond Fund, 1.05% and 2.26% for NSAT-Nationwide Select Advisers Mid Cap Fund, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 0.90% and 5.43% for NSAT- Nationwide Strategic Growth Fund, 0.90% and 4.64% for NSAT-Nationwide Strategic Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund, 0.75% and 0.45% for Warburg Pincus Trust- Growth & Income Portfolio, 1.00% and 0.36% for Warburg Pincus Trust- International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust- Post-Venture Capital Portfolio.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $15 Contract Maintenance Charge to be expressed as a percentage of the average account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.




                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract at
                                the end of the applicable       Contract at the end of the      at the end of the applicable
                                       time period                 applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr. 3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
American Century Variable       83     122    156     261      23    71     122     261      *     71     122      261
Portfolios, Inc. - American
Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------------
American Century Variable       91     147    197     343      32    96     163     343      *     96     163      343
Portfolios, Inc. - American
Century VP International
------------------------------------------------------------------------------------------------------------------------------
American Century Variable       86     132    172     292      26    81     138     292      *     81     138      292
Portfolios, Inc. - American
Century VP Value
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            83     124    159     267      24    73     125     267      *     73     125      267
Responsible Growth Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,       78     109    133     216      19    58     99      216      *     58      99      216
Inc.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     84     125    161     272      24    74     127     272      *     74     127      272
Fund - Capital Appreciation
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      82     122    155     259      23    71     121     259      *     71     121      259
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             84     125    161     271      24    74     127     271      *     74     127      271
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income       84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           86     132    173     294      26    81     139     294      *     81     139      294
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund      84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         84     127    163     276      25    76     129     276      *     76     129      276
Opportunities Portfolio:
Service Class
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal        89     141    187     323      29    90     153     323      *     90     153      323
Funds, Inc. - Emerging
Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation       82     122    155     260      23    71     121     260      *     71     121      260
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund       81     118    150     248      22    67     116     248      *     67     116      248
------------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund          80     115    144     237      21    64     110     237      *     64     110      237
------------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund          82     121    154     258      23    70     120     258      *     70     120      258
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund   85     128    166     282      25    77     132     282      *     77     132      282
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Equity          85     130    169     287      26    79     135     287      *     79     135      287
Income Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Global          88     138    182     313      28    87     148     313      *     87     148      313
Equity Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide High Income     85     130    169     287      26    79     135     287      *     79     135      287
Bond Fund
------------------------------------------------------------------------------------------------------------------------------


                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract at
                                the end of the applicable       Contract at the end of the      at the end of the applicable
                                       time period                 applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr. 3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Multi-Sector    85     128    166     282      25    77     132     282      *     77     132      282
Bond Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Select          88     138    182     313      28    87     148     313      *     87     148      313
Advisers Mid-Cap Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap       86     133    174     298      27    82     140     298      *     82     140      298
Value Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small           87     135    177     304      27    84     143     304      *     84     143      304
Company Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Value Fund
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Guardian Portfolio
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         84     127    164     278      25    76     130     278      *     76     130      278
Partners Portfolio
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     123    157     264      23    72     123     264      *     72     123      264
Funds - Oppenheimer
Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     124    159     266      24    73     125     266      *     73     125      266
Funds - Oppenheimer Growth
Fund
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    84     126    163     275      24    75     129     275      *     75     129      275
Funds - Oppenheimer Growth &
Income Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     84     125    161     272      24    74     127     272      *     74     127      272
Trust - Worldwide Emerging
Markets Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     88     137    180     310      28    86     146     310      *     86     146      310
Trust - Worldwide Hard
Assets Fund
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      86     134    175     300      27    83     141     300      *     83     141      300
Trust - Morgan Stanley Real
Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          86     132    172     292      26    81     138     292      *     81     138      292
Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          89     143    190     328      30    92     156     328      *     92     156      328
International Equity
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          90     144    192     333      30    93     158     333      *     93     158      333
Post-Venture Capital
Portfolio
------------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

The Example is calculated using the standard 7 year CDSC schedule and takes into consideration the maximum amount which could be assessed to a Contract (1.50%), with the election of the Additional Withdrawal Without Charge and Disability Waiver, the 10 Year and Disability Waiver, the Hardship Waiver, and the Optional 5% Enhanced Death Benefit (see "Additional Contract Options").

For those Contracts under which the maximum number of options have not been elected, the expenses in the Example will be reduced accordingly. The maximum amount which could be assessed to a Non-Qualified Contract or IRA is 1.30% of the daily net assets of the Variable Account. For a Contract issued as a Roth IRA, the maximum amount which could be assessed is 1.45% of the daily net assets of the Variable Account.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    SYNOPSIS

The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; (4) SEP IRAs; (5) Simple IRAs; (6) Tax Sheltered Annuities; and (7) Charitable Remainder Trusts.

The minimum annual Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s). The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC. The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. If the Contract Owner of a Roth IRA has elected the Five Year CDSC Option at the time of application, if any part of the Contract is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC which will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of the surrender request. There is an additional annual charge equal to 0.15% of the daily net assets of the Variable Account assessed for the election of the Five Year CDSC Option. These charges, when applicable, are imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

If, at the time of application, the Contract Owner elected an Additional Withdrawal Without Charge and Disability Waiver, the Company will deduct a charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

The Contract Owner of a Tax Sheltered Annuity may, at the time of application, elect a 10 Year and Disability Waiver and/or a Hardship Waiver. For Contract Owners which have made such an election, the Company will deduct a charge equal to an annual rate of 0.05% and/or 0.15% respectively, of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

For Contracts which have a Contract Value of less than $25,000 on each Contract Anniversary, the Company will deduct a Contract Maintenance Charge of $15 form the Contract Value. The Contract Maintenance Charge is waived for Contracts which have a Contract Value of $25,000 or more on each Contract Anniversary (see "Contract Maintenance Charge").

The Company will assess a Loan Processing Fee of $25 for each new loan processed (see "Loan Privilege").

The Company deducts Mortality and Expense Risk Charges equal to an annual rate of 1.10% of the daily net assets of the Variable Account for mortality risks assumed by the Company and as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Mortality and Expense Risk Charges").

If, at the time of application, the Contract Owner elected a Death Benefit Option, the Company will deduct either: (1) an Optional One-Year Step Up Death Benefit (Option 1) charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account; or (2) an Optional 5% Enhanced Death Benefit (Option 2) charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account, depending upon which Death Benefit Option was chosen (see "Optional Death Benefit Charges," "Long Term Care Facility Provisions" and "Death Benefit Payment" for additional information).

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on May 22, 1997 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-243-6295, TDD 1-800-238-3035, or writing P.O. Box 182356,
Columbus, Ohio 43218-2356.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                                 GTO ALLOCATIONS

GTOs are separate investment options under the Contract. GTOs provide a guaranteed rate of interest over four different maturity durations of three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any maturity duration selected, will be credited unless a Distribution from the GTO occurs for any reason. If a Distribution occurs, the proceeds will be subject to a MVA, resulting in either an upward or downward adjustment in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied if GTO allocations are held to maturity. Because every guaranteed term will end on the final day of a calendar quarter, the guaranteed term may last for up to 3 months beyond the 3, 5, 7 or 10 year anniversary of the allocation to the GTO.

The minimum amount of any allocation made to a GTO must be at least $1,000. Allocations to the GTOs are not subject to Variable Account Charges.

Generally, the MVA will reduce the value of distributed proceeds when prevailing interest rates are higher than the GTO rate in effect for the maturity duration elected. Conversely, when prevailing rates are lower than the GTO rate in effect, distribution proceeds will increase in value. The effect of a MVA should be carefully considered prior to surrender or transfer from allocations to a GTO.

GTOs are available only during the accumulation phase of a Contract and are not available as investment options during the Annuitization phase of a Contract. In addition, GTOs are not available for use in conjunction with Asset Rebalancing, Dollar Cost Averaging or Systematic Withdrawals.

A prospectus describing the GTOs must be read with this prospectus in the same manner that prospectuses for Underlying Mutual Fund options must be read with this prospectus. A prospectus for the GTOs may be obtained without charge by calling 1-800-243-6295, TDD 1-800-238-3035, or writing P.O. Box 182356,
Columbus, Ohio 43218-2356. GTOs MAY NOT BE AVAILABLE IN EVERY STATE
JURISDICTION.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

VARIABLE ACCOUNT CHARGES

The Variable Account is responsible for the following types of expenses: (1) mortality and expense risk charges associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts and guaranteeing that the Mortality and Expense Risk Charges described in this prospectus will not change regardless of actual expenses; and (2) any charges associated with optional Death Benefit and/or CDSC waiver options, if applicable. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account or to the GTOs are subject to CDSC and premium tax deductions, if applicable, but are not subject to the Variable Account Charges.

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts Mortality and Expense Risk Charges from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 1.10% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The expense risk component guarantees that the Company will not increase charges for administration of the Contracts regardless of its actual expenses.

OPTIONAL DEATH BENEFIT CHARGES

If a Death Benefit Option is chosen, the Company will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the Variable Account, depending upon which option was chosen (see "Death Benefit Payment"). These charges are designed to reimburse the Company for increased expenses and mortality risks.

CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge equal to $15 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. If the Contract Value on any Contract Anniversary (or on the date of surrender in any year in which the entire Contract Value is surrendered) is $25,000 or more, the Company will waive the Contract Maintenance Charge for that year. All Contract Maintenance Charge reductions will be based on objective underwriting guidelines which will be applied in a non-discriminatory manner.

The deduction of the Contract Maintenance Charge is made from each Sub-Account, the Fixed Account and the GTOs in the same proportion that the value in each Sub-Account, Fixed Account and GTOs bears to the total Contract Value. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person or where it is prohibited by state law.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a CDSC (see "Waiver of CDSC"). The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request.

The standard contractual CDSC applies as follows:

    NUMBER OF COMPLETED                 CDSC                 NUMBER OF COMPLETED                CDSC
     YEARS FROM DATE OF              PERCENTAGE              YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT                                        PURCHASE PAYMENT

             0                           7%                           4                          4%
             1                           7%                           5                          3%
             2                           6%                           6                          2%
             3                           5%                           7                          0%

     - FIVE YEAR CDSC OPTION FOR ROTH IRAS

     For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner of a Roth IRA may elect a Five Year CDSC Option. If this option is elected, any applicable CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of surrender request.

     The Five Year CDSC Option for Roth IRAs applies as follows:

    NUMBER OF COMPLETED                 CDSC
     YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT
             0                           7%
             1                           7%
             2                           6%
             3                           4%
             4                           2%
             5                           0%

The CDSC for either option, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Variable Account Charges and Contract Maintenance Charge, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages by the lesser of the amount surrendered or Purchase Payments made within 84 months prior to the date of the surrender request. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

WAIVER OF CDSC (AVAILABLE FOR ALL CONTRACTS)

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

     (a) an amount equal to 10% of the total of all Purchase Payments; or


     (b) any amount withdrawn to meet minimum distribution requirements under the Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

     (1) upon the Annuitization of Contracts which have been in force for at least two years;

     (2) upon payment of a Death Benefit pursuant to the death of the Annuitant; or

     (3) from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of values among the Sub-Accounts or between and among the GTOs, the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC will be the larger of
(a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where

     (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments) and the Contract Value at the close of the day prior to the date of the withdrawal.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

In no event will elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

WAIVER OF CDSC OPTIONS

    -ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

    In addition to the 10% free withdrawal percentage, for an additional charge of 0.10% of the daily net assets of the Variable Account, the Contract Owner may elect the right to withdraw without CDSC an amount equal each year to an additional 5% of the sum of all Purchase Payments made to the Contract. This additional withdrawal benefit is non-cumulative.

    If such an election is made, CDSC will also be waived if a Contract Owner (or Annuitant if the Contract is owned by a non-natural owner) is Disabled after the Date of Issue and before attaining the age of 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

    -ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

        -10 YEAR AND DISABILITY WAIVER

        For an additional charge of 0.05% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner has been the owner of the Contract for 10 years and has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

        Under this provision, CDSC will also be waived if the Contract Owner becomes Disabled after the Date of Issue and prior to attaining age 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

        -HARDSHIP WAIVER

        For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner experiences a hardship (as defined for purposes of Code
        Section 401(k)). The Contract Owner may be required to provide proof of hardship which is satisfactory to the Company.

        If this waiver becomes effective, no additional Purchase Payments may be made to this Contract.

LONG TERM CARE FACILITY PROVISIONS

For those Contracts which have elected a Death Benefit Option at the time of application, the following Long Term Care Facility provisions also apply. Beginning at the third Contract Anniversary, surrender charges on withdrawals will not apply if a Contract Owner has been confined to a Long Term Care Facility or Hospital for a continuous 90 day period which has commenced any time after the Date of Issue. In addition, upon receipt of a Physician's letter at the Home Office, no surrender charges will be deducted upon withdrawals if any Contract Owner has been diagnosed by that Physician to have a Terminal Illness.

For those Contracts which have established a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights as Contract Owner for the purposes described in this provision. IF THE NON-NATURAL CONTRACT OWNER HAS NOT BEEN ESTABLISHED FOR THE BENEFIT OF A PERSON (E.G., THE CONTRACT OWNER IS A CORPORATION OR A TRUST FOR THE BENEFIT OF AN ENTITY), THE ANNUITANT MAY NOT EXERCISE THE RIGHTS DESCRIBED IN THIS PROVISION.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

PREMIUM TAXES

The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to the Fixed Account, GTOs or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s).

The cumulative total of all purchase payments under contracts issued by the Company on the life of any Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

     (a) is the net of:

          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

          (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.

     (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

     (c) is a factor representing the Variable Account Charges, which may include any Contract options chosen. Such factor is equal to an annual rate ranging from 1.10% to 1.50% of the daily net assets of the Variable Account, depending on which Contract features were chosen by the Contract Owner at the time of application.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Variable Account Charges, including, if applicable, any optional charges.

DETERMINING THE CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units, amounts allocated and credited to the Fixed Account, and amounts allocated and credited to a GTO which may be subject to a Market Value Adjustment. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account and GTOs will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

The Contract Owner may request a transfer of up to 100% of the combined value of any GTO allocation and the Variable Account value to the Fixed Account, without penalty or adjustment. Transfers from a GTO prior to maturity are subject to a Market Value Adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the combined value of any GTO allocation and the Variable Account value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account or to a GTO. The amount that may be transferred from the Fixed Account to the Variable Account or to a GTO will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the

Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account (but not to GTOs) under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

     (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or

     (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distribution will be made as if the Contract Owner died at the time of such change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

If a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If the Contract Owner who is not also the Annuitant dies before the Annuitization Date, the surviving Joint Owner will become the Contract Owner.

CONTINGENT OWNERSHIP

The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. However, if a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

If the Contract Owner is a Charitable Remainder Trust, upon the death of the Annuitant, all interest in the Death Benefit proceeds will accrue to the Charitable Remainder Trust. Any designation which creates a conflict with the Charitable Remainder Trust's right to such interest will be void and of no effect.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account and GTOs equal to the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and from the Fixed Account and GTOs. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account and GTOs will be in the same proportion that the Contract Owner's interest in the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:

     (1)  the New York Stock Exchange ("Exchange") is closed;

     (2)  trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account net assets; or

     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares and Variable Account Charges.

Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a Plan Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A Plan Participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A Plan Participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such Plan Participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to Plan Participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act and to Plan Participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

     A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Code), may be executed only:

          1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
               Section 72(m)(7)); or

          2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

     B.   The surrender limitations described in Section A above also apply to:

          1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

     C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

LOAN PRIVILEGE

Prior to the Annuitization Date, the Contract Owner of a Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the plan, and the Code, which may impose restrictions on loans. The Company assesses a $25 Loan Processing Fee at the time each loan is processed. The Loan Processing Fee is taken from the Variable Account, Fixed Account and GTOs in the same proportion that the Contract Owners interest in the Variable Account, Fixed Account and GTOs bears to the total Contract Value.

Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limits will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will next be transferred from the Fixed Account. Any remaining required collateral will be transferred from the GTOs which may be subject to a Market Value Adjustment. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis. No loan repayments less than $1,000 are permitted into the GTOs. If the proportional share of the loan repayment to the GTOs is less than $1,000, that portion of the loan repayment will be allocated to the NSAT Money Market Fund, unless the Contract Owner directs the loan repayments to be directed to the Fixed Account or another available investment option under the Variable Account.

Amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1)  the Contract is surrendered;

     (2)  the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Tax Sheltered Annuity plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a Loan Processing Fee.

IRAs, Roth IRAs, SEP IRAs, Simple IRAs and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Tax Sheltered Annuity plan.

Asset Rebalancing is not available for assets held in the GTOs. Amounts transferred from the GTO prior to the expiration of the specified term are subject to a Market Value Adjustment.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Nationwide High Income Bond Fund, NSAT- Money Market Fund or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers will be processed until either the value in the originating Sub-Account(s) or the Fixed Account is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

Dollar Cost Averaging transfers may not be directed to GTOs.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Systematic Withdrawals are not available from the GTOs. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greatest of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn in order to meet minimum distribution requirements; or (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

      Contract Owner's                          Percentage of
            Age                                 Contract Value
      ----------------                          --------------
       Under Age 59 1/2                               5%
   Age 59 1/2 through Age 61                          7%
   Age 62 through Age 64                              8%
   Age 65 through Age 74                             10%
      Age 75 and Over                                13%

If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Home Office. (In the case of Joint Owners, the older Owner's age will be used.) Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payment Option; and

     (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an Annuity Payment Option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

       (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

       (2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Annuitant at the time the Annuity Payment Option was elected. Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the provisions of "Required Distributions for Non-Qualified Contracts."

DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:

       (1)   in a lump sum Distribution;

       (2)   as an annuity payout; or

       (3)   in any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and Annuitant are the same person, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the surviving Joint Owner, Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provision.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT

At the time of application, Contract Owners may select one of three Death Benefits available under the Contract as listed below (not all Death Benefit options may be available in all states at the time of application). If no selection is made at the time of application, the Death Benefit will be the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

     (1)  proper proof of the Annuitant's death;

     (2)  an election specifying the Distribution method; and

     (3)  any state required form(s).

     FIVE-YEAR RESET DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1)  the Contract Value;

          (2) the total of all Purchase Payments made to the Contract, less an adjustment for amounts surrendered; or

          (3) the Contract Value as of the most recent five year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     No additional charge will be assessed to the Contract Owner for election of the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

     ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1)  the Contract Value;

          (2) the total of all Purchase Payments, less an adjustment for amounts surrendered; or

          (3) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received after that Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.05% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

     5% ENHANCED DEATH BENEFIT (OPTION 2)

     If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

          (1)  the Contract Value;

          (2) or the total of all Purchase Payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each Purchase Payment or surrender to the most recent Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received since that Contract Anniversary.

     The total accumulated amount will not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.10% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

     1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

     2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

          (a) the death of the Annuitant will be treated as the death of any Contract Owner;

          (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

          (c) in either case, the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in
               Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Amounts in a Tax Sheltered Annuity will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of
Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:

          (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

          (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity of the Annuitant.

If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, such payments will commence on the required beginning date, which is the later of:

          (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

          (b)  when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

          (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

          (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

     (a) the Contract Owner's life or the joint lives of the Contract Owner and his or her spouse or designated beneficiary; or

     (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i)  treat the annuity as an IRA established for his or her benefit;
               or

          (ii) receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

     (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option may treat the Contract as his or her own in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i) treat the annuity as a Roth IRA established for his or her benefit; or

          (ii) receive Distribution of the account in substantially payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70 1/2; or

       (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) SEP IRAs; (4) Simple IRAs; (5) Tax Sheltered Annuities; and (6) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all the Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's Disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includible in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, Disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract

Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

     (a) acquired by the estate of a decedent by reason of the death of the decedent;

     (b) issued in connection with certain qualified retirement plans and individual retirement plans;

     (c)  used in connection with certain structured settlements;

     (d) purchased by an employer upon the termination of certain qualified retirement plans; or

     (e)  an immediate annuity.

IRAS AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from IRAs and Tax Sheltered Annuities should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code, as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRAs, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made:

          (i)  over the life (or life expectancy) of the Contract Owner;

          (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

          (iii) for a specified period of ten years or more; or

     (b)  a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

Individual Retirement Accounts and IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the Individual Retirement Account or IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the Contract Owner may elect to include the income from rollovers in income ratably over the four year period commencing in 1998, or include the entire amount in income in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate which is presently 31% and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For all Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A Distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:

     (a) an individual who is two or more generations younger than the Contract Owner; or

     (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX

The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.

DIVERSIFICATION

The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contract owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner. If the failure to diversify is not corrected in this manner, the contract owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to the Company by writing P.O. Box 182356, Columbus, Ohio 43218-2356, or calling 1-800-243-6295, TDD
1-800-238-3035.

STATEMENTS AND REPORTS

The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also, from time to time, advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally, these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE STANDARD 7 YEAR CDSC SCHEDULE AND THE DEDUCTION OF ALL CHARGES WHICH COULD BE MADE TO THE CONTRACTS, IF ALL AVAILABLE OPTIONS WERE CHOSEN, EXCEPT FOR THE LOAN PROCESSING FEE AND PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the result of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in      Date Fund
                                                                                          the Variable    Available in
                                                           1 Year           5 Years          Account      the Variable
                 Sub-Account Option                      to 12/31/97      to 12/31/97      to 12/31/97       Account
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             19.56%          11/03/97
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             -3.41%          11/03/97
American Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             11.06%          11/03/97
American Century VP Value
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          N/A               N/A              2.16%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              N/A               N/A             14.53%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                  N/A               N/A              7.68%          11/03/97
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        N/A               N/A             14.13%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               N/A               N/A             -7.10%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class         N/A               N/A             -0.85%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             N/A               N/A            -14.45%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class        N/A               N/A            -11.51%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            N/A               N/A             18.84%          11/03/97
Service Class
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             20.78%          11/03/97
Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                             N/A               N/A             17.70%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                  N/A               N/A              0.26%          11/03/97
------------------------------------------------------------------------------------------------------------------------


                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in        Date Fund
                                                                                          the Variable      Available in
                                                           1 Year           5 Years          Account        the Variable
                 Sub-Account Option                     to 12/31/97       to 12/31/97      to 12/31/97         Account
------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                     N/A               N/A             -4.56%          10/31/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                     N/A               N/A              7.17%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A             -0.58%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.52%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A             -2.48%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              5.02%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A             -3.36%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A            -11.84%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A            -18.70%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                         N/A               N/A            -29.26%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              4.44%          11/03/97
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              0.55%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A             27.05%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A            159.13%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                   N/A               N/A             -0.46%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -32.95%          11/03/97
Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -18.52%          11/03/97
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A              8.35%          11/03/97
Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide               N/A               N/A            -59.61%          11/03/97
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          N/A               N/A            -54.44%          11/03/97
Assets Fund
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley           N/A               N/A             14.15%          11/03/97
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A             16.79%          11/03/97
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                 N/A               N/A            -36.42%          11/03/97
Portfolio
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                 N/A               N/A            -17.16%          11/03/97
Portfolio
------------------------------------------------------------------------------------------------------------------------

                                                            NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97       Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund     Effective
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A              7.52%          10/30/97
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               16.71%             N/A              8.78%          05/02/94
American Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               24.04%             N/A             21.17%          05/01/96
American Century VP Value
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.         26.36%             N/A             19.54%          10/06/93
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                             30.82%            17.79%           13.99%          09/29/89
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                 26.01%             N/A             17.96%          04/05/93
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class       25.99%            18.22%           14.90%          10/09/86
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              21.45%            16.11%           15.35%          10/09/86
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class        15.67%            12.09%           11.08%          09/19/85
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             9.73%            12.26%            7.87%          01/28/87
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class       22.07%             N/A             26.14%          01/03/95
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:           27.85%             N/A             24.56%          01/03/95
Service Class
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             -0.04%          01/16/97
Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                            32.33%            17.06%           15.68%          04/15/92
----------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                  7.87%             5.64%            7.51%          11/08/82
----------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                     3.53%             2.82%            3.91%          11/30/81
----------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                    27.34%            16.05%           13.80%          11/08/82
----------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A              1.20%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.51%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A              0.92%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              2.02%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A              0.79%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A             -0.51%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A             -1.86%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                        15.44%             N/A             23.57%          10/23/95
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              1.94%          10/31/97
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              1.37%          10/31/97
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A              4.95%          11/03/97
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A             16.92%          11/03/97
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                  29.13%             N/A             22.19%          03/22/94
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            9.87%            14.09%           14.41%          08/15/86
Aggressive Growth Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           24.67%            16.72%           14.85%          04/03/85
Growth Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           30.38%             N/A             35.03%          07/05/95
Growth & Income Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             -13.08%             N/A              3.50%          12/21/95
Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -3.30%            13.30%            5.25%          09/01/89
Assets Fund
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley          19.50%             N/A             25.85%          07/03/95
Real Estate Securities Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A              3.63%          10/31/87
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                -3.87%             N/A              4.11%          06/30/95
Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                11.49%             N/A              6.52%          09/30/96
Portfolio
----------------------------------------------------------------------------------------------------------------------

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, the Company is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999. The Company has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant. As of the end of July 1998, the Company has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. The Company expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, the Company anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken should the Company's renovation and replacement strategies fall behind schedule.

The Company is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. The Company is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. The Company anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that can not be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, the Company is working with all external organizations (business partners) to assess Year 2000 issues associated with the exchange of electronic data. The Company has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. The Company has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, the Company anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life's policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). The plaintiffs in such lawsuit seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action in a federal court in Texas against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their Underlying Mutual Fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on the Company in the future.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                    PAGE

General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

                                   APPENDIX A

                                  FIXED ACCOUNT

Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

TRANSFERS

For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   APPENDIX B

              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS

THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

       -AMERICAN CENTURY VP INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       -AMERICAN CENTURY VP VALUE

       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

        -CAPITAL APPRECIATION PORTFOLIO

        Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

        - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

        Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

        -VIP OVERSEAS PORTFOLIO: SERVICE CLASS

        Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

        -VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS

        Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

        -VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

        Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

        -EMERGING MARKETS DEBT PORTFOLIO

        Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

        -CAPITAL APPRECIATION FUND

        Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

        -GOVERNMENT BOND FUND

        Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

        -MONEY MARKET FUND

        Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

        -TOTAL RETURN FUND

        Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

                           SUBADVISED NATIONWIDE FUNDS

        -NATIONWIDE BALANCED FUND

        Subadviser: Salomon Brothers Asset Management, Inc.

        Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers

        Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

        -NATIONWIDE EQUITY INCOME FUND

        Subadviser: Federated Investment Counseling

        Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

        -NATIONWIDE GLOBAL EQUITY FUND

        Subadviser: J. P. Morgan Investment Management Inc.

        Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

        -NATIONWIDE HIGH INCOME BOND FUND

        Subadviser: Federated Investment Counseling

        Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

        -NATIONWIDE MULTI SECTOR BOND FUND

        Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

        Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers

        Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

        -NATIONWIDE SELECT ADVISERS MID CAP FUND

        Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

        Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

        -NATIONWIDE SMALL CAP VALUE FUND

        Subadviser: The Dreyfus Corporation

        Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

        -NATIONWIDE SMALL COMPANY FUND

        Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

        Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

        -NATIONWIDE STRATEGIC GROWTH FUND

        Subadviser: Strong Capital Management Inc.

        Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

        -NATIONWIDE STRATEGIC VALUE FUND

        Subadviser: Strong Capital Management Inc./Schafer Capital Management
        Inc.

        Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

        -AMT GUARDIAN PORTFOLIO

        Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

        -AMT MID-CAP GROWTH PORTFOLIO

        Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

        -AMT PARTNERS PORTFOLIO

        Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

        -OPPENHEIMER AGGRESSIVE GROWTH FUND (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")

        Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

        -OPPENHEIMER GROWTH FUND

        Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

        -OPPENHEIMER GROWTH & INCOME FUND

        Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

        -WORLDWIDE EMERGING MARKETS FUND

        Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

        -WORLDWIDE HARD ASSETS FUND

        Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

        - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

        Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

        -GROWTH & INCOME PORTFOLIO

        Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

        -INTERNATIONAL EQUITY PORTFOLIO

        Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

        -POST-VENTURE CAPITAL PORTFOLIO

        Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
        (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

                       STATEMENT OF ADDITIONAL INFORMATION
                                 OCTOBER 1, 1998
      MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182356, Columbus, Ohio 43218-2356, or calling 1-800-243-6295, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                     PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a Contract described in the prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, the Company may waive any remaining Contingent Deferred Sales Charges on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT- Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is calculated using the standard 7 year CDSC schedule and reflects the deduction of a 1.10% Variable Account Charge and all additional charges which could be assessed if all available Contract options were chosen by the Contract Owner at the time of application. No deduction is made for the Loan Processing Fee and premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

The Contracts described in this prospectus are Flexible Purchase Payment Contracts and such Contracts may be issued as either individual or group contracts. In those states where Contracts are issued as group contracts, references throughout this prospectus to "Contract(s)" will also mean "Certificate(s)."

The Contracts are sold for use in retirement plans which may qualify for special federal tax-treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are sold as: Non-Qualified Contracts; IRAs; Roth IRAs; Simple IRAs; SEP IRAs; Tax Sheltered Annuities (Non-ERISA); and Charitable Remainder Trusts ("CRTs"). Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-9 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. The Underlying Mutual Funds may be sold directly to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,
           A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   American Century VP Income & Growth       American Century VP International
                            American Century VP Value

                                     DREYFUS
               The Dreyfus Socially Responsible Growth Fund, Inc.
                         Dreyfus Stock Index Fund, Inc.
        Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
            VIP Equity-Income Portfolio:      VIP Growth Portfolio:
                   Service Class                  Service Class
            VIP High Income Portfolio:      VIP Overseas Portfolio:
                   Service Class*                 Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                   VIP II Contrafund Portfolio: Service Class

                  FIDELITY VARIABLE INSURANCE PRODUCT FUND III
              VIP III Growth Opportunities Portfolio: Service Class

                                 MORGAN STANLEY
                      Morgan Stanley Universal Funds, Inc. -
                        Emerging Markets Debt Portfolio

                        Van Kampen Life Investment Trust -
                Morgan Stanley Real Estate Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
              Capital Appreciation Fund       Government Bond Fund
                    Money market Fund       Total Return Fund
                            Nationwide Balanced Fund
                          Nationwide Equity Income Fund
                          Nationwide Global Equity Fund

                        Nationwide High Income Bond Fund*
                        Nationwide Multi Sector Bond Fund
                     Nationwide Select Advisers Mid Cap Fund
                         Nationwide Small Cap Value Fund
                          Nationwide Small Company Fund
                        Nationwide Strategic Growth Fund
                         Nationwide Strategic Value Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
            AMT Guardian Portfolio       AMT Mid-Cap Growth Portfolio
                             AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                       Oppenheimer Aggressive Growth Fund
         Oppenheimer Growth Fund       Oppenheimer Growth & Income Fund

                        VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Emerging Markets Fund       Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST
         Growth & Income Portfolio       International Equity Portfolio
                         Post-Venture Capital Portfolio

*These Underlying Mutual Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated October 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-848-6331, or by writing P.O. Box 16609, Columbus, Ohio 43216-6609.

Purchase Payments not allocated to the Variable Account may be allocated to either the Fixed Account or to the Guaranteed Term Options ("GTOs"). GTOs are available under the Contracts described in this prospectus and provide for the crediting of a guaranteed interest rate over a selected period (three, five, seven or ten years), so long as no Distributions occur prior to the end of the period. Prospectuses for the GTOs, as well as for each of the Underlying Mutual Fund options identified above, can be obtained without charge by calling 1-800-848-6331, TDD 1-800-238-3035, or by writing to P.O. Box 16609, Columbus,
Ohio, 43216-6609.

PLEASE NOTE THAT GTOS AND OTHER BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT WWW.BESTOFAMERICA.COM.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                 THE DATE OF THIS PROSPECTUS IS OCTOBER 1, 1998.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments at Annuitization and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Payment Annuity payments.

BENEFICIARY- The person or entity who may receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may only be named for Non-Qualified Contracts.

CONTINGENT BENEFICIARY- The person or entity designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization if there is no Joint Owner. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may only be named for Non-Qualified Contracts.

CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER- The person or entity who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person or entity named as Owner on the Data Page, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held in the Fixed Account, plus any amount held under GTOs, which may be subject to a Market Value Adjustment.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISABILITY/DISABLED- An individual is considered to have a Disability (to be Disabled) if he or she is unable to engage in any substantial gainful activity by reason of a medically determined physical or mental impairment which can be expected to result in death or to be of a long-continued and indefinite duration. The Contract Owner may be required to provide proof of Disability which is satisfactory to the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED TERM OPTION ("GTO")- An investment option offered under the Contract which provide a guaranteed interest rate over certain maturity durations (three, five, seven and ten years) so long as certain conditions are met. Amounts allocated to a GTO may be subject to a Market Value Adjustment ("MVA") if distributed for any reason prior to the end of the selected term, resulting in an upward or downward adjustment in the Distribution proceeds. GTOs are not part of the Variable Account (or the Fixed Account) and are not subject to Variable Account Charges but may be subject to CDSC if otherwise applicable. GTOs are not available during the Annuitization phase of the Contracts and may not be available in every jurisdiction. The minimum amount which may be allocated to a GTO is $1,000.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

HOSPITAL- A state licensed facility which is operated as a Hospital according to the laws of the jurisdiction in which it is located.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs which qualify for favorable tax treatment under Section 408A of the Code or Simple IRAs which qualify for favorable tax treatment under Section 408(p) of the Code.

INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account or a GTO, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later. The Interest Rate Guarantee Period does not in any way refer to interest rate crediting practices employed by the Company with respect to GTOs.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

LONG TERM CARE FACILITY- A state licensed skilled nursing facility or intermediate care facility.

MARKET VALUE ADJUSTMENT ("MVA")- The upward or downward adjustment in value of amounts allocated to a GTO which are distributed prior to maturity for any reason.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under the provisions of Sections 401 and 403(a) (Qualified Plans), 408
(IRAs), 408A (Roth IRAs), 408(k) (SEP IRAs), 408(p) (Simple IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PHYSICIAN- A person who is a state licensed Medical Doctor or Doctor of Osteopathic Medicine providing medical care or treatment within the scope of that license.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Variable Account, Fixed Account, GTO, or among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Code.

STANDARD CONTRACTUAL DEATH BENEFIT- The Death Benefit provided under the Contract when neither of the optional Death Benefit Riders is chosen. The Standard Contractual Death Benefit is the Five-Year Reset Death Benefit. This Death Benefit does NOT include any Long Term Care Facility benefits.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

TERMINAL ILLNESS- A diagnosis of an illness by a Physician which is expected to result in a death within 12 months of diagnosis. The diagnosis of "Terminal Illness" must occur after the Contract has been issued.

UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.

VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS.............................................................................................4
SUMMARY OF STANDARD CONTRACT EXPENSES.................................................................................9
ADDITIONAL CONTRACT OPTIONS..........................................................................................10
UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............................................................................11
EXAMPLE..............................................................................................................13
SYNOPSIS.............................................................................................................15
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................16
NATIONWIDE ADVISORY SERVICES, INC....................................................................................16
THE VARIABLE ACCOUNT.................................................................................................16
         Underlying Mutual Fund Options..............................................................................17
         Voting Rights...............................................................................................17
         Substitution of Securities..................................................................................18
GTO ALLOCATIONS......................................................................................................18
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................18
         Variable Account Charges....................................................................................18
         Mortality and Expense Risk Charges..........................................................................18
         Optional Death Benefit Charges..............................................................................19
         Contract Maintenance Charge.................................................................................19
         Contingent Deferred Sales Charge ("CDSC")...................................................................19
           -Five Year CDSC Option for Roth IRAs......................................................................19
         Waiver of CDSC (Available for all Contracts)................................................................20
         Waiver of CDSC Options......................................................................................20
           -Additional Withdrawal Without Charge and Disability Waiver...............................................20
           -Additional CDSC Waiver Options for Tax Sheltered Annuities...............................................21
               -10 Year and Disability Waiver .......................................................................21
               -Hardship Waiver......................................................................................21
         Long Term Care Facility Provisions..........................................................................21
         Premium Taxes...............................................................................................21
OPERATION OF THE CONTRACT............................................................................................22
         Investments of the Variable Account.........................................................................22
         Allocation of Purchase Payments and Contract Value..........................................................22
         Value of an Accumulation Unit...............................................................................22
         Net Investment Factor.......................................................................................22
         Determining the Contract Value..............................................................................23
         Right to Revoke.............................................................................................23
         Transfers...................................................................................................23
         Contract Ownership..........................................................................................24
         Joint Ownership.............................................................................................25
         Contingent Ownership........................................................................................25
         Beneficiary.................................................................................................25
         Surrender (Redemption)......................................................................................26
         Surrenders Under a Tax Sheltered Annuity Contract...........................................................27
         Loan Privilege..............................................................................................27
         Assignment..................................................................................................29
CONTRACT OWNER SERVICES..............................................................................................29
         Asset Rebalancing...........................................................................................29
         Dollar Cost Averaging.......................................................................................29
         Systematic Withdrawals......................................................................................30
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.......................................................30
         Annuity Commencement Date...................................................................................30
         Annuitization ..............................................................................................31


         Fixed Payment Annuity- First and Subsequent Payments........................................................31
         Variable Payment Annuity - First and Subsequent Payments....................................................31
         Variable Payment Annuity - Assumed Investment Rate..........................................................31
         Variable Payment Annuity - Value of an Annuity Unit.........................................................31
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...................................31
         Frequency and Amount of Annuity Payments....................................................................31
         Annuity Payment Options.....................................................................................32
         Death of Contract Owner -Non-Qualified Contracts............................................................32
         Death of Annuitant - Non-Qualified Contracts................................................................32
         Death of the Contract Owner/Annuitant.......................................................................33
         Death Benefit Payment.......................................................................................33
           Five-Year Reset Death Benefit (Standard Contractual Death Benefit)........................................33
           One-Year Step Up Death Benefit (Option 1).................................................................33
           5% Enhanced Death Benefit (Option 2)......................................................................34
         Required Distributions for Non-Qualified Contracts..........................................................34
         Required Distributions for Tax Sheltered Annuities..........................................................35
         Required Distributions for IRAs.............................................................................36
         Required Distributions for Roth IRAs........................................................................36
FEDERAL TAX CONSIDERATIONS...........................................................................................37
         Federal Income Taxes........................................................................................37
         Puerto Rico.................................................................................................38
         Non-Qualified Contracts - Natural Persons as Contract Owners................................................38
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners............................................39
         IRAs and Tax Sheltered Annuities............................................................................40
         Roth IRAs...................................................................................................40
         Withholding.................................................................................................40
         Non-Resident Aliens.........................................................................................41
         Federal Estate, Gift, and Generation Skipping Transfer Taxes................................................41
         Charge for Tax..............................................................................................41
         Diversification.............................................................................................42
         Tax Changes.................................................................................................42
GENERAL INFORMATION..................................................................................................42
         Contract Owner Inquiries....................................................................................42
         Statements and Reports......................................................................................42
         Advertising.................................................................................................43
YEAR 2000 COMPLIANCE ISSUES..........................................................................................47
LEGAL PROCEEDINGS....................................................................................................47
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................48
APPENDIX A...........................................................................................................49
APPENDIX B...........................................................................................................50

                      SUMMARY OF STANDARD CONTRACT EXPENSES

The standard contractual expenses listed below are base expenses assessed to all Contract Owners unless Contract Owners meet certain available exceptions, or a Contract Owner has replaced a standard benefit with an available option for an additional charge.


CONTRACT OWNER TRANSACTION EXPENSES
     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of the lesser of
         Purchase Payments or amount surrendered)...................................................................7%(1)


                             Range of CDSC Over Time
      Number of Completed Years from Date
              of Purchase Payment                   CDSC Percentage
                      0                                   7%
                      1                                   7%
                      2                                   6%
                      3                                   5%
                      4                                   4%
                      5                                   3%
                      6                                   2%
                      7                                   0%


MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.........................................................................$15(2)

VARIABLE ACCOUNT CHARGES (as a percentage of average account value)
     Mortality and Expense Risk Charges..........................................................................1.10%
         Total Variable Account Charges..........................................................................1.10%(3)

LOAN PROCESSING FEE................................................................................................$25(4)

(1)Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

   (a) an amount equal to 10% of the total of all Purchase Payments made to this Contract; or

   (b) any amount withdrawn in order for this Contract to meet minimum distribution requirements under the Code.

   A Contract Owner may have additional free withdrawal privileges if a Withdrawal Waiver was chosen by the Contract Owner at the time of application (see "Additional Contract Options" and "Waiver of CDSC Options"). Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity plan. The standard CDSC-free withdrawal privileges are non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of CDSC (Available for All Contracts").

(2)The Contract Maintenance Charge is assessed annually to all Contracts which have a value of less than $25,000 on each Contract Anniversary. The Contract Maintenance Charge is waived for any Contract which has a value of $25,000 or more on any Contract Anniversary.

(3)The Variable Account Charges apply exclusively to allocations made to the Sub-Accounts and are assessed to the Sub-Accounts of all Contracts, regardless of Contract Value or which Contract options have been elected at the time of application. Variable Account Charges do not apply to, and will not be assessed against, allocations made to the Fixed Account or to the GTOs. The Variable Account Charges include the Five-Year Reset Death Benefit ("Standard Contractual Death Benefit") (see "Death Benefit Payment").

(4)The Loan Processing Fee is assessed at the time each loan is processed. Loans are only available to Contracts issued as Tax Sheltered Annuities (see "Loan Privilege").

                           ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to Contract Owners at the time of application in lieu of receiving the corresponding standard contract benefits. Should the Contract Owner choose an additional benefit(s), corresponding charges (as listed below), will be applied in addition to the Variable Account Charges. Such charges will apply exclusively to allocations made to the Sub-Accounts.

CDSC OPTION FOR ROTH IRAS

An applicant of a Roth IRA may choose a five year CDSC in lieu of receiving the standard seven year CDSC for additional 0.15% of the daily net assets of the Variable Account.


   - FIVE YEAR CDSC OPTION (Available for Contracts issued as Roth IRAs) (as a percentage of the daily net assets of the Variable Account).........................................................0.15%
     Total Variable Account Charges (including Five Year CDSC Option) ............................................1.25%


                        Range of Five Year CDSC Over Time
      Number of Completed Years from Date of CDSC
              Purchase Payment                         Percentage
                      0                                   7%
                      1                                   7%
                      2                                   6%
                      3                                   4%
                      4                                   2%
                      5                                   0%



CDSC WAIVER OPTIONS

   - ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER
   In addition to the standard 10% free withdrawal without CDSC, an applicant may elect an additional 5% withdrawal without CDSC, which includes a
   Disability Waiver, in lieu of receiving the standard contract benefits for an additional 0.10% of the daily net assets of the Variable Account (see
   "Additional Withdrawal Without Charge and Disability Waiver").
     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER CHARGE............................................0.10%
       Total Variable Account Charges (including Additional Withdrawal Without Charge and Disability Waiver) ..................................................................................1.20%

   - ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES
   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "Additional CDSC Waiver Options for Tax Sheltered
   Annuities").

       -10 YEAR AND DISABILITY WAIVER CHARGE  (Available only for Contracts issued as Tax Sheltered Annuities).............................................................................0.05%
             Total Variable Account Charges (including 10 Year and Disability Waiver) ............................1.15%

       -HARDSHIP WAIVER CHARGE (Available only for Contracts issued as Tax Sheltered Annuities)...................0.15%
             Total Variable Account Charges (including Hardship Waiver)...........................................1.25%

DEATH BENEFIT OPTIONS

An applicant may choose one of two Optional Death Benefits in lieu of receiving the Standard Five-Year Reset Death Benefit. The Optional Death Benefits are as follows:

     -OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)..........................................................0.05%
       Total Variable Account Charges (including Option 1)........................................................1.15%

     -OPTIONAL 5% ENHANCED DEATH BENEFIT (OPTION 2)...............................................................0.10%
       Total Variable Account Charges (including Option 2)........................................................1.20%



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other            12b-1         Total Mutual
                                                          Fees            Expenses            Fees         Fund Expenses
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              0.70%            0.00%             0.00%            0.70%
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.50%            0.00%             0.00%            1.50%
American Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -              1.00%            0.00%             0.00%            1.00%
American Century VP Value
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        0.75%            0.01%             0.00%            0.76%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            0.25%            0.03%             0.00%            0.28%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                0.75%            0.05%             0.00%            0.80%
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service            0.50%            0.05%             0.10%            0.65%
Class,(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class(1)          0.60%            0.07%             0.10%            0.77%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class       0.59%            0.11%             0.10%            0.80%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class(1)        0.75%            0.16%             0.10%            1.01%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service            0.60%            0.08%             0.10%            0.78%
Class(1)
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:          0.60%            0.13%             0.10%            0.83%
Service Class(1)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging           0.04%            1.26%             0.00%            1.30%
Markets Debt Portfolio(1)
------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                           0.60%            0.09%             0.00%            0.69%
------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                0.50%            0.08%             0.00%            0.58%
------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                   0.40%            0.08%             0.00%            0.48%
------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                   0.60%            0.07%             0.00%            0.67%
------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund(1)                          0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund(1)                    0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund(1)                    1.00%            0.20%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund(1)                 0.80%            0.15%             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund(1)                0.75%            0.15%             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund(1)          1.05%            0.15%             0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund(1)                  0.90%            0.15%             0.00%            1.05%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                       1.00%            0.11%             0.00%            1.11%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund(1)                 0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund(1)                  0.90%            0.10%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                 0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio           0.60%            0.40%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                 0.80%            0.06%             0.00%            0.86%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.71%            0.02%             0.00%            0.73%
Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.73%            0.02%             0.00%            0.75%
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer          0.75%            0.08%             0.00%            0.83%
Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             0.80%            0.00%             0.00%            0.80%
Emerging Markets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard        1.00%            0.17%             0.00%            1.17%
Assets Fund(1)
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley         1.00%            0.07%             0.00%            1.07%
Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio(1)       0.65%            0.35%             0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------


                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONT.)
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management           Other            12b-1         Total Mutual
                                                          Fees            Expenses            Fees         Fund Expenses
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity               1.00%            0.35%             0.00%            1.35%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital               1.07%            0.33%             0.00%            1.40%
Portfolio(1)
------------------------------------------------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted below, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

(1)The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio, 0.75% and 4.15% for NSAT-Nationwide Balanced Fund, 0.80% and 4.83% for NSAT- Nationwide Equity Income Fund, 1.00% and 1.84% for NSAT- Nationwide Global Equity Fund, 0.80% and 1.38% for NSAT- Nationwide High Income Bond Fund, 0.75% and 3.66% for NSAT-Nationwide Multi-Sector Bond Fund, 1.05% and 2.26% for NSAT-Nationwide Select Advisers Mid Cap Fund, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 0.90% and 5.43% for NSAT- Nationwide Strategic Growth Fund, 0.90% and 4.64% for NSAT-Nationwide Strategic Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund, 0.75% and 0.45% for Warburg Pincus Trust- Growth & Income Portfolio, 1.00% and 0.36% for Warburg Pincus Trust- International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust- Post-Venture Capital Portfolio.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $15 Contract Maintenance Charge to be expressed as a percentage of the average account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                             If you surrender your Contract  If you do not surrender your  If you annuitize your Contract
                              at the end of the applicable    Contract at the end of the    at the end of the applicable
                                      time period               applicable time period              time period
-------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------
American Century Variable       83     122    156     261      23    71     122     261      *     71     122      261
Portfolios, Inc. - American
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------------
American Century Variable       91     147    197     343      32    96     163     343      *     96     163      343
Portfolios, Inc. - American
Century VP International
-------------------------------------------------------------------------------------------------------------------------
American Century Variable       86     132    172     292      26    81     138     292      *     81     138      292
Portfolios, Inc. - American
Century VP Value
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            83     124    159     267      24    73     125     267      *     73     125      267
Responsible Growth Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,       78     109    133     216      19    58     99      216      *     58      99      216
Inc.
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     84     125    161     272      24    74     127     272      *     74     127      272
Fund - Capital Appreciation
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      82     122    155     259      23    71     121     259      *     71     121      259
Portfolio:  Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             84     125    161     271      24    74     127     271      *     74     127      271
Portfolio:  Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income       84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           86     132    173     294      26    81     139     294      *     81     139      294
Portfolio:  Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund      84     126    162     273      24    75     128     273      *     75     128      273
Portfolio:  Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         84     127    163     276      25    76     129     276      *     76     129      276
Opportunities Portfolio:
Service Class
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal        89     141    187     323      29    90     153     323      *     90     153      323
Funds, Inc. - Emerging
Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation       82     122    155     260      23    71     121     260      *     71     121      260
Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund       81     118    150     248      22    67     116     248      *     67     116      248
-------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund          80     115    144     237      21    64     110     237      *     64     110      237
-------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund          82     121    154     258      23    70     120     258      *     70     120      258
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund   85     128    166     282      25    77     132     282      *     77     132      282
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Equity          85     130    169     287      26    79     135     287      *     79     135      287
Income Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Global          88     138    182     313      28    87     148     313      *     87     148      313
Equity Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide High Income     85     130    169     287      26    79     135     287      *     79     135      287
Bond Fund
-------------------------------------------------------------------------------------------------------------------------


                             If you surrender your Contract  If you do not surrender your  If you annuitize your Contract
                              at the end of the applicable    Contract at the end of the    at the end of the applicable
                                      time period               applicable time period              time period
-------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Multi-Sector    85     128    166     282      25    77     132     282      *     77     132      282
Bond Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Select          88     138    182     313      28    87     148     313      *     87     148      313
Advisers Mid-Cap Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap       86     133    174     298      27    82     140     298      *     82     140      298
Value Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small           87     135    177     304      27    84     143     304      *     84     143      304
Company Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       86     132    172     292      26    81     138     292      *     81     138      292
Value Fund
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Guardian Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         86     132    172     292      26    81     138     292      *     81     138      292
Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-         84     127    164     278      25    76     130     278      *     76     130      278
Partners Portfolio
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     123    157     264      23    72     123     264      *     72     123      264
Funds - Oppenheimer
Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    83     124    159     266      24    73     125     266      *     73     125      266
Funds - Oppenheimer Growth
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    84     126    163     275      24    75     129     275      *     75     129      275
Funds - Oppenheimer Growth &
Income Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     84     125    161     272      24    74     127     272      *     74     127      272
Trust - Worldwide Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     88     137    180     310      28    86     146     310      *     86     146      310
Trust - Worldwide Hard
Assets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      86     134    175     300      27    83     141     300      *     83     141      300
Trust - Morgan Stanley Real
Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          86     132    172     292      26    81     138     292      *     81     138      292
Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          89     143    190     328      30    92     156     328      *     92     156      328
International Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          90     144    192     333      30    93     158     333      *     93     158      333
Post-Venture Capital
Portfolio
-------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

The Example is calculated using the standard 7 year CDSC schedule and takes into consideration the maximum amount which could be assessed to a Contract (1.50%), with the election of the Additional Withdrawal Without Charge and Disability Waiver, the 10 Year and Disability Waiver, the Hardship Waiver, and the Optional 5% Enhanced Death Benefit (see "Additional Contract Options").

For those Contracts under which the maximum number of options have not been elected, the expenses in the Example will be reduced accordingly. The maximum amount which could be assessed to a Non-Qualified Contract or IRA is 1.30% of the daily net assets of the Variable Account. For a Contract issued as a Roth IRA, the maximum amount which could be assessed is 1.45% of the daily net assets of the Variable Account.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    SYNOPSIS

The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; (4) SEP IRAs; (5) Simple IRAs; (6) Tax Sheltered Annuities; and (7) Charitable Remainder Trusts.

The minimum annual Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s). The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC. The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. If the Contract Owner of a Roth IRA has elected the Five Year CDSC Option at the time of application, if any part of the Contract is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC which will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of the surrender request. There is an additional annual charge equal to 0.15% of the daily net assets of the Variable Account assessed for the election of the Five Year CDSC Option. These charges, when applicable, are imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

If, at the time of application, the Contract Owner elected an Additional Withdrawal Without Charge and Disability Waiver, the Company will deduct a charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

The Contract Owner of a Tax Sheltered Annuity may, at the time of application, elect a 10 Year and Disability Waiver and/or a Hardship Waiver. For Contract Owners which have made such an election, the Company will deduct a charge equal to an annual rate of 0.05% and/or 0.15% respectively, of the daily net assets of the Variable Account (see "Waiver of CDSC Options").

For Contracts which have a Contract Value of less than $25,000 on each Contract Anniversary, the Company will deduct a Contract Maintenance Charge of $15 form the Contract Value. The Contract Maintenance Charge is waived for Contracts which have a Contract Value of $25,000 or more on each Contract Anniversary (see "Contract Maintenance Charge").

The Company will assess a Loan Processing Fee of $25 for each new loan processed (see "Loan Privilege").

The Company deducts Mortality and Expense Risk Charges equal to an annual rate of 1.10% of the daily net assets of the Variable Account for mortality risks assumed by the Company and as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Mortality and Expense Risk Charges").

If, at the time of application, the Contract Owner elected a Death Benefit Option, the Company will deduct either: (1) an Optional One-Year Step Up Death Benefit (Option 1) charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account; or (2) an Optional 5% Enhanced Death Benefit (Option 2) charge equal to an annual rate of 0.10% of the daily net assets of the Variable Account, depending upon which Death Benefit Option was chosen (see "Optional Death Benefit Charges," "Long Term Care Facility Provisions" and "Death Benefit Payment" for additional information).

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on May 22, 1997 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus,
Ohio 43216-6609.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                                 GTO ALLOCATIONS

GTOs are separate investment options under the Contract. GTOs provide a guaranteed rate of interest over four different maturity durations of three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any maturity duration selected, will be credited unless a Distribution from the GTO occurs for any reason. If a Distribution occurs, the proceeds will be subject to a MVA, resulting in either an upward or downward adjustment in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied if GTO allocations are held to maturity. Because every guaranteed term will end on the final day of a calendar quarter, the guaranteed term may last for up to 3 months beyond the 3, 5, 7 or 10 year anniversary of the allocation to the GTO.

The minimum amount of any allocation made to a GTO must be at least $1,000. Allocations to the GTOs are not subject to Variable Account Charges.

Generally, the MVA will reduce the value of distributed proceeds when prevailing interest rates are higher than the GTO rate in effect for the maturity duration elected. Conversely, when prevailing rates are lower than the GTO rate in effect, distribution proceeds will increase in value. The effect of a MVA should be carefully considered prior to surrender or transfer from allocations to a GTO.

GTOs are available only during the accumulation phase of a Contract and are not available as investment options during the Annuitization phase of a Contract. In addition, GTOs are not available for use in conjunction with Asset Rebalancing, Dollar Cost Averaging or Systematic Withdrawals.

A prospectus describing the GTOs must be read with this prospectus in the same manner that prospectuses for Underlying Mutual Fund options must be read with this prospectus. A prospectus for the GTOs may be obtained without charge by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus,
Ohio 43216-6609. GTOs MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

VARIABLE ACCOUNT CHARGES

The Variable Account is responsible for the following types of expenses: (1) mortality and expense risk charges associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts and guaranteeing that the Mortality and Expense Risk Charges described in this prospectus will not change regardless of actual expenses; and (2) any charges associated with optional Death Benefit and/or CDSC waiver options, if applicable. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account or to the GTOs are subject to CDSC and premium tax deductions, if applicable, but are not subject to the Variable Account Charges.

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts Mortality and Expense Risk Charges from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 1.10% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The expense risk component guarantees that the Company will not increase charges for administration of the Contracts regardless of its actual expenses.

OPTIONAL DEATH BENEFIT CHARGES

If a Death Benefit Option is chosen, the Company will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the Variable Account, depending upon which option was chosen (see "Death Benefit Payment"). These charges are designed to reimburse the Company for increased expenses and mortality risks.

CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge equal to $15 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. If the Contract Value on any Contract Anniversary (or on the date of surrender in any year in which the entire Contract Value is surrendered) is $25,000 or more, the Company will waive the Contract Maintenance Charge for that year. All Contract Maintenance Charge reductions will be based on objective underwriting guidelines which will be applied in a non-discriminatory manner.

The deduction of the Contract Maintenance Charge is made from each Sub-Account, the Fixed Account and the GTOs in the same proportion that the value in each Sub-Account, Fixed Account and GTOs bears to the total Contract Value. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person or where it is prohibited by state law.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a CDSC (see "Waiver of CDSC"). The standard contractual CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request.

The standard contractual CDSC applies as follows:

    NUMBER OF COMPLETED                 CDSC                 NUMBER OF COMPLETED                CDSC
     YEARS FROM DATE OF              PERCENTAGE              YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT                                        PURCHASE PAYMENT

             0                           7%                           4                          4%
             1                           7%                           5                          3%
             2                           6%                           6                          2%
             3                           5%                           7                          0%

     - FIVE YEAR CDSC OPTION FOR ROTH IRAS

     For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner of a Roth IRA may elect a Five Year CDSC Option. If this option is elected, any applicable CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 60 months prior to the date of surrender request.

     The Five Year CDSC Option for Roth IRAs applies as follows:

    NUMBER OF COMPLETED                 CDSC
     YEARS FROM DATE OF              PERCENTAGE
      PURCHASE PAYMENT

             0                           7%
             1                           7%
             2                           6%
             3                           4%
             4                           2%
             5                           0%

The CDSC for either option, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Variable Account Charges and Contract Maintenance Charge, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages by the lesser of the amount surrendered or Purchase Payments made within 84 months prior to the date of the surrender request. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

WAIVER OF CDSC (AVAILABLE FOR ALL CONTRACTS)

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

     (a) an amount equal to 10% of the total of all Purchase Payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

     (1) upon the Annuitization of Contracts which have been in force for at least two years;

     (2) upon payment of a Death Benefit pursuant to the death of the Annuitant; or

     (3) from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of values among the Sub-Accounts or between and among the GTOs, the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC will be the larger of
(a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where

     (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments) and the Contract Value at the close of the day prior to the date of the withdrawal.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

In no event will elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

WAIVER OF CDSC OPTIONS

    -ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

    In addition to the 10% free withdrawal percentage, for an additional charge of 0.10% of the daily net assets of the Variable Account, the Contract Owner may elect the right to withdraw without CDSC an amount equal each year to an additional 5% of the sum of all Purchase Payments made to the Contract. This additional withdrawal benefit is non-cumulative.

    If such an election is made, CDSC will also be waived if a Contract Owner (or Annuitant if the Contract is owned by a non-natural owner) is Disabled after the Date of Issue and before attaining the age of 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

    -ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

        -10 YEAR AND DISABILITY WAIVER

        For an additional charge of 0.05% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner has been the owner of the Contract for 10 years and has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

        Under this provision, CDSC will also be waived if the Contract Owner becomes Disabled after the Date of Issue and prior to attaining age 65. If this waiver becomes effective due to Disability, no additional Purchase Payments may be made to this Contract.

        -HARDSHIP WAIVER

        For an additional charge of 0.15% of the daily net assets of the Variable Account, the Contract Owner may elect a waiver of CDSC if the Contract Owner experiences a hardship (as defined for purposes of Code
        Section 401(k)). The Contract Owner may be required to provide proof of hardship which is satisfactory to the Company.

        If this waiver becomes effective, no additional Purchase Payments may be made to this Contract.

LONG TERM CARE FACILITY PROVISIONS

For those Contracts which have elected a Death Benefit Option at the time of application, the following Long Term Care Facility provisions also apply. Beginning at the third Contract Anniversary, surrender charges on withdrawals will not apply if a Contract Owner has been confined to a Long Term Care Facility or Hospital for a continuous 90 day period which has commenced any time after the Date of Issue. In addition, upon receipt of a Physician's letter at the Home Office, no surrender charges will be deducted upon withdrawals if any Contract Owner has been diagnosed by that Physician to have a Terminal Illness.

For those Contracts which have established a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights as Contract Owner for the purposes described in this provision. IF THE NON-NATURAL CONTRACT OWNER HAS NOT BEEN ESTABLISHED FOR THE BENEFIT OF A PERSON (E.G., THE CONTRACT OWNER IS A CORPORATION OR A TRUST FOR THE BENEFIT OF AN ENTITY), THE ANNUITANT MAY NOT EXERCISE THE RIGHTS DESCRIBED IN THIS PROVISION.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

PREMIUM TAXES

The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to the Fixed Account, GTOs or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs, SEP IRAs and Simple IRAs must be at least $1,000. There are no minimum Purchase Payment requirements for Contracts issued as Tax Sheltered Annuities or Charitable Remainder Trusts. However, subsequent Purchase Payments for Contracts issued as Tax Sheltered Annuities must be at least $25. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s).

The cumulative total of all purchase payments under contracts issued by the Company on the life of any Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

       (a) is the net of:

           (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

           (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.

       (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

       (c) is a factor representing the Variable Account Charges, which may include any Contract options chosen. Such factor is equal to an annual rate ranging from 1.10% to 1.50% of the daily net assets of the Variable Account, depending on which Contract features were chosen by the Contract Owner at the time of application.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Variable Account Charges, including, if applicable, any optional charges.

DETERMINING THE CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units, amounts allocated and credited to the Fixed Account, and amounts allocated and credited to a GTO which may be subject to a Market Value Adjustment. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account and GTOs will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA, SEP IRA and Simple IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

The Contract Owner may request a transfer of up to 100% of the combined value of any GTO allocation and the Variable Account value to the Fixed Account, without penalty or adjustment. Transfers from a GTO prior to maturity are subject to a Market Value Adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the combined value of any GTO allocation and the Variable Account value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account or to a GTO. The amount that may be transferred from the Fixed Account to the Variable Account or to a GTO will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the

Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account (but not to GTOs) under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

    (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or

    (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distribution will be made as if the Contract Owner died at the time of such change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

If a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If the Contract Owner who is not also the Annuitant dies before the Annuitization Date, the surviving Joint Owner will become the Contract Owner.

CONTINGENT OWNERSHIP

The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date and there is no surviving Joint Owner. However, if a Contract Owner who is also the Annuitant dies before the Annuitization Date and there is a surviving Joint Owner, all benefits under the Contract are payable to the surviving Joint Owner. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

If the Contract Owner is a Charitable Remainder Trust, upon the death of the Annuitant, all interest in the Death Benefit proceeds will accrue to the Charitable Remainder Trust. Any designation which creates a conflict with the Charitable Remainder Trust's right to such interest will be void and of no effect.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account and GTOs equal to the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and from the Fixed Account and GTOs. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account and GTOs will be in the same proportion that the Contract Owner's interest in the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:

     (1) the New York Stock Exchange ("Exchange") is closed;

     (2) trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account net assets; or

     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares and Variable Account Charges.

Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a Plan Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A Plan Participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A Plan Participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such Plan Participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to Plan Participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act and to Plan Participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

       A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Code), may be executed only:

            1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
                Section 72(m)(7)); or

            2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

       B. The surrender limitations described in Section A above also apply to:

            1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

            2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

            3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

       C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

LOAN PRIVILEGE

Prior to the Annuitization Date, the Contract Owner of a Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the plan, and the Code, which may impose restrictions on loans. The Company assesses a $25 Loan Processing Fee at the time each loan is processed. The Loan Processing Fee is taken from the Variable Account, Fixed Account and GTOs in the same proportion that the Contract Owners interest in the Variable Account, Fixed Account and GTOs bears to the total Contract Value.

Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limits will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will next be transferred from the Fixed Account. Any remaining required collateral will be transferred from the GTOs which may be subject to a Market Value Adjustment. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%.
Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis. No loan repayments less than $1,000 are permitted into the GTOs. If the proportional share of the loan repayment to the GTOs is less than $1,000, that portion of the loan repayment will be allocated to the NSAT Money Market Fund, unless the Contract Owner directs the loan repayments to be directed to the Fixed Account or another available investment option under the Variable Account.

Amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1) the Contract is surrendered;

     (2) the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Tax Sheltered Annuity plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a Loan Processing Fee.

IRAs, Roth IRAs, SEP IRAs, Simple IRAs and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Tax Sheltered Annuity plan.

Asset Rebalancing is not available for assets held in the GTOs. Amounts transferred from the GTO prior to the expiration of the specified term are subject to a Market Value Adjustment.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Nationwide High Income Bond Fund, NSAT- Money Market Fund or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers will be processed until either the value in the originating Sub-Account(s) or the Fixed Account is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

Dollar Cost Averaging transfers may not be directed to GTOs.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Systematic Withdrawals are not available from the GTOs. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greatest of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn in order to meet minimum distribution requirements; or (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:


      Contract Owner's                          Percentage of
            Age                                 Contract Value
-----------------------------           -------------------------------

       Under Age 59 1/2                               5%
   Age 59 1/2 through Age 61                          7%
   Age 62 through Age 64                              8%
   Age 65 through Age 74                             10%
      Age 75 and Over                                13%

If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Home Office. (In the case of Joint Owners, the older Owner's age will be used.) Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payment Option; and

     (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an Annuity Payment Option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

       (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

       (2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Annuitant at the time the Annuity Payment Option was elected.

           Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the provisions of "Required Distributions for Non-Qualified Contracts."

DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:

       (1)   in a lump sum Distribution;

       (2)   as an annuity payout; or

       (3)   in any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and Annuitant are the same person, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the surviving Joint Owner, Beneficiary, Contingent Beneficiary, Contract Owner, or last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provision.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT

At the time of application, Contract Owners may select one of three Death Benefits available under the Contract as listed below (not all Death Benefit options may be available in all states at the time of application). If no selection is made at the time of application, the Death Benefit will be the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

     (1) proper proof of the Annuitant's death;

     (2) an election specifying the Distribution method; and

     (3) any state required form(s).

     FIVE-YEAR RESET DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1) the Contract Value;

          (2) the total of all Purchase Payments made to the Contract, less an adjustment for amounts surrendered; or

          (3) the Contract Value as of the most recent five year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     No additional charge will be assessed to the Contract Owner for election of the Five-Year Reset Death Benefit (Standard Contractual Death Benefit).

     ONE-YEAR STEP UP DEATH BENEFIT (OPTION 1)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

          (1) the Contract Value;

          (2) the total of all Purchase Payments, less an adjustment for amounts surrendered; or

          (3) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received after that Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.05% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

     5% ENHANCED DEATH BENEFIT (OPTION 2)

     If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

          (1) the Contract Value;

          (2) or the total of all Purchase Payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each Purchase Payment or surrender to the most recent Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received since that Contract Anniversary.

     The total accumulated amount will not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

     For this Death Benefit option, the Company deducts a charge at an annual rate of 0.10% of the daily net assets of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit from this charge.

FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

       1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

           (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

           (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

           (a) the death of the Annuitant will be treated as the death of any Contract Owner;

           (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

           (c) in either case, the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in
               Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Amounts in a Tax Sheltered Annuity will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of
Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:

         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity of the Annuitant.

If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, such payments will commence on the required beginning date, which is the later of:

       (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

       (b) when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

       (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

       (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

      (a) the Contract Owner's life or the joint lives of the Contract Owner and his or her spouse or designated beneficiary; or

      (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

      (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i) treat the annuity as an IRA established for his or her benefit; or

          (ii) receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age
               70 1/2; or

      (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option may treat the Contract as his or her own in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

      (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i) treat the annuity as a Roth IRA established for his or her benefit; or

          (ii) receive Distribution of the account in substantially payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70 1/2; or

      (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) SEP IRAs; (4) Simple IRAs; (5) Tax Sheltered Annuities; and (6) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all the Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's Disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includible in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, Disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract

Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

      (a) acquired by the estate of a decedent by reason of the death of the decedent;

      (b) issued in connection with certain qualified retirement plans and individual retirement plans;

      (c) used in connection with certain structured settlements;

      (d) purchased by an employer upon the termination of certain qualified retirement plans; or

      (e) an immediate annuity.

IRAS AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from IRAs and Tax Sheltered Annuities should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code, as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRAs, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

       (a) one of a series of substantially equal annual (or more frequent) payments made:

              (i)    over the life (or life expectancy) of the Contract Owner;
              (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or
              (iii)  for a specified period of ten years or more; or

       (b)    a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

Individual Retirement Accounts and IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the Individual Retirement Account or IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the Contract Owner may elect to include the income from rollovers in income ratably over the four year period commencing in 1998, or include the entire amount in income in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate which is presently 31% and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For all Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A Distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:

       (a) an individual who is two or more generations younger than the Contract Owner; or

       (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX

The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.

DIVERSIFICATION

The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contract owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner. If the failure to diversify is not corrected in this manner, the contract owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to the Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

STATEMENTS AND REPORTS

The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also, from time to time, advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally, these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE STANDARD 7 YEAR CDSC SCHEDULE AND THE DEDUCTION OF ALL CHARGES WHICH COULD BE MADE TO THE CONTRACTS, IF ALL AVAILABLE OPTIONS WERE CHOSEN, EXCEPT FOR THE LOAN PROCESSING FEE AND PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the result of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------------------------
                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in
                                                                                          the Variable      Date Fund
                                                           1 Year           5 Years          Account      Available in
                 Sub-Account Option                      to 12/31/97      to 12/31/97      to 12/31/97    the Variable
                                                                                                             Account
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             19.56%          11/03/97
American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             -3.41%          11/03/97
American Century VP International
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A             11.06%          11/03/97
American Century VP Value
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          N/A               N/A              2.16%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              N/A               N/A             14.53%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                  N/A               N/A              7.68%          11/03/97
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        N/A               N/A             14.13%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               N/A               N/A             -7.10%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class         N/A               N/A             -0.85%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             N/A               N/A            -14.45%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class        N/A               N/A            -11.51%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            N/A               N/A             18.84%          11/03/97
Service Class
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             20.78%          11/03/97
Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                             N/A               N/A             17.70%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                  N/A               N/A              0.26%          11/03/97
-------------------------------------------------------------------------------------------------------------------------


                                                                                            10 Years
                                                                                          or Date Fund
                                                                                          Available in      Date Fund
                                                                                          the Variable    Available in
                                                           1 Year           5 Years          Account      the Variable
                 Sub-Account Option                     to 12/31/97       to 12/31/97      to 12/31/97       Account
-------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                     N/A               N/A             -4.56%          10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                     N/A               N/A              7.17%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A             -0.58%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.52%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A             -2.48%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              5.02%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A             -3.36%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A            -11.84%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A            -18.70%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                         N/A               N/A            -29.26%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              4.44%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              0.55%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A             27.05%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A            159.13%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                   N/A               N/A             -0.46%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -32.95%          11/03/97
Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A            -18.52%          11/03/97
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            N/A               N/A              8.35%          11/03/97
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide               N/A               N/A            -59.61%          11/03/97
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          N/A               N/A            -54.44%          11/03/97
Assets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley           N/A               N/A             14.15%          11/03/97
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A             16.79%          11/03/97
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                 N/A               N/A            -36.42%          11/03/97
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                 N/A               N/A            -17.16%          11/03/97
Portfolio
-------------------------------------------------------------------------------------------------------------------------



                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------------------------
                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -                N/A               N/A              7.52%          10/30/97
American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               16.71%             N/A              8.78%          05/02/94
American Century VP International
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               24.04%             N/A             21.17%          05/01/96
American Century VP Value
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.         26.36%             N/A             19.54%          10/06/93
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                             30.82%            17.79%           13.99%          09/29/89
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital                 26.01%             N/A             17.96%          04/05/93
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------------------

                                                                                            10 Years
                                                           1 Year           5 Years        to 12/31/97      Date Fund
                 Sub-Account Option                      to 12/31/97      to 12/31/97    or Life of Fund    Effective
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class       25.99%            18.22%           14.90%         10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              21.45%            16.11%           15.35%         10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class        15.67%            12.09%           11.08%         09/19/85
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             9.73%            12.26%            7.87%         01/28/87
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class       22.07%             N/A             26.14%         01/03/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:           27.85%             N/A             24.56%         01/03/95
Service Class
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging             N/A               N/A             -0.04%         01/16/97
Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                            32.33%            17.06%           15.68%         04/15/92
-------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                  7.87%             5.64%            7.51%         11/08/82
-------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                     3.53%             2.82%            3.91%         11/30/81
-------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                    27.34%            16.05%           13.80%         11/08/82
-------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund                               N/A               N/A              1.20%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund                         N/A               N/A              1.51%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund                         N/A               N/A              0.92%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund                      N/A               N/A              2.02%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund                     N/A               N/A              0.79%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund               N/A               N/A             -0.51%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                       N/A               N/A             -1.86%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                        15.44%             N/A             23.57%         10/23/95
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund                      N/A               N/A              1.94%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund                       N/A               N/A              1.37%         10/31/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                   N/A               N/A              4.95%         11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth Portfolio             N/A               N/A             16.92%         11/03/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                  29.13%             N/A             22.19%         03/22/94
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            9.87%            14.09%           14.41%         08/15/86
Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           24.67%            16.72%           14.85%         04/03/85
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           30.38%             N/A             35.03%         07/05/95
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide             -13.08%             N/A              3.50%         12/21/95
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -3.30%            13.30%            5.25%         09/01/89
Assets Fund
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley          19.50%             N/A             25.85%         07/03/95
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio            N/A               N/A              3.63%         10/31/87
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity                -3.87%             N/A              4.11%         06/30/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital                11.49%             N/A              6.52%         09/30/96
Portfolio
-------------------------------------------------------------------------------------------------------------------------

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, the Company is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999. The Company has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant. As of the end of July 1998, the Company has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. The Company expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, the Company anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken should the Company's renovation and replacement strategies fall behind schedule.

The Company is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. The Company is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. The Company anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that can not be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, the Company is working with all external organizations (business partners) to assess Year 2000 issues associated with the exchange of electronic data. The Company has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. The Company has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, the Company anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life's policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). The plaintiffs in such lawsuit seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action in a federal court in Texas against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their Underlying Mutual Fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on the Company in the future.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                          PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

                                   APPENDIX A

                                  FIXED ACCOUNT

Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

TRANSFERS

For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   APPENDIX B


              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS


THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

       -AMERICAN CENTURY VP INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       -AMERICAN CENTURY VP VALUE

       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

        -CAPITAL APPRECIATION PORTFOLIO

       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

       -VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS

       Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND

       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

       -GOVERNMENT BOND FUND

       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

       -MONEY MARKET FUND

       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.


                           SUBADVISED NATIONWIDE FUNDS

       -NATIONWIDE BALANCED FUND

       Subadviser:  Salomon Brothers Asset Management, Inc.

       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers

       Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       -NATIONWIDE EQUITY INCOME FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       -NATIONWIDE GLOBAL EQUITY FUND

       Subadviser:  J. P. Morgan Investment Management Inc.

       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       -NATIONWIDE HIGH INCOME BOND FUND

       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       -NATIONWIDE MULTI SECTOR BOND  FUND

       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers

       Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       -NATIONWIDE SELECT ADVISERS MID CAP FUND

       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -NATIONWIDE STRATEGIC GROWTH FUND

       Subadviser:  Strong Capital Management Inc.

       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       -NATIONWIDE STRATEGIC VALUE FUND

       Subadviser:  Strong Capital Management Inc./Schafer Capital Management
       Inc.

       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

        -AMT MID-CAP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

       -OPPENHEIMER AGGRESSIVE GROWTH FUND (FORMERLY "OPPENHEIMER CAPITAL
        APPRECIATION FUND")

       Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

       -OPPENHEIMER GROWTH & INCOME FUND

       Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

       -WORLDWIDE EMERGING MARKETS FUND

       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

       -WORLDWIDE HARD ASSETS FUND

       Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

       - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

        -GROWTH & INCOME PORTFOLIO

       Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

       -INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

       -POST-VENTURE CAPITAL PORTFOLIO

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998

 MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a Contract described in the prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, the Company may waive any remaining Contingent Deferred Sales Charges on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT- Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is calculated using the standard 7 year CDSC schedule and reflects the deduction of a 1.10% Variable Account Charge and all additional charges which could be assessed if all available Contract options were chosen by the Contract Owner at the time of application. No deduction is made for the Loan Processing Fee and premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0